UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

September 30, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

Fund Goals:

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio and Prime Reserves Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/16	% of fund's investments 3/31/16	% of fund's investments 9/30/15
1 - 7	16.8	20.6	22.7
8 - 30	16.1	20.3	29.9
31 - 60	23.8	16.0	11.7
61 - 90	30.6	20.8	1.5
91 - 180	11.7	21.0	34.2
> 180	1.0	1.3	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
U.S. Treasury Debt	99.9%
Net Other Assets (Liabilities)	0.1%

As of March 31, 2016
U.S. Treasury Debt	99.9%
Net Other Assets (Liabilities)	0.1%

Current And Historical 7-Day Yields

	9/30/16	6/30/16	3/31/16	12/31/15	9/30/15
Class I	0.17%	0.16%	0.17%	0.04%	0.01%
Class II	0.02%	0.01%	0.02%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.12%	0.11%	0.12%	0.01%	0.01%
Institutional Class	0.21%	0.20%	0.21%	0.08%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2016, the most recent period shown in the table, would have been 0.13% for Class I, -0.02% for Class II, -0.13% for Class III, -0.38% for Class IV, 0.08% for Select Class and 0.16% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Treasury Only Portfolio

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 99.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 99.9%
U.S. Treasury Bills
10/13/16 to 3/30/17	0.16 to 0.54%	$9,505,929	$9,499,876
U.S. Treasury Bonds
11/15/16	0.34 to 0.48	161,000	161,826
U.S. Treasury Notes
10/15/16 to 1/31/18	0.30 to 0.52 (b)	3,970,731	3,974,277
TOTAL U.S. TREASURY DEBT
(Cost $13,635,979)			13,635,979
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $13,635,979)			13,635,979
NET OTHER ASSETS (LIABILITIES) - 0.1%			15,265
NET ASSETS - 100%			$13,651,244

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,635,979)		$13,635,979
Receivable for fund shares sold		14,623
Interest receivable		14,916
Prepaid expenses		36
Receivable from investment adviser for expense reductions		425
Total assets		13,665,979
Liabilities
Payable for fund shares redeemed	$11,487
Distributions payable	777
Accrued management fee	1,561
Distribution and service plan fees payable	166
Other affiliated payables	664
Other payables and accrued expenses	80
Total liabilities		14,735
Net Assets		$13,651,244
Net Assets consist of:
Paid in capital		$13,651,095
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		148
Net Assets		$13,651,244
Class I:
Net Asset Value, offering price and redemption price per share ($8,668,092 ÷ 8,666,860 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($230,526 ÷ 230,542 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,000,532 ÷ 1,000,252 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($47,557 ÷ 47,551 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($161,788 ÷ 161,787 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,542,749 ÷ 3,542,644 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2016 (Unaudited)
Investment Income
Interest		$23,050
Expenses
Management fee	$9,307
Transfer agent fees	3,564
Distribution and service plan fees	1,553
Accounting fees and expenses	477
Custodian fees and expenses	74
Independent trustees' fees and expenses	30
Registration fees	189
Audit	22
Legal	18
Miscellaneous	44
Total expenses before reductions	15,278
Expense reductions	(2,893)	12,385
Net investment income (loss)		10,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		103
Total net realized gain (loss)		103
Net increase in net assets resulting from operations		$10,768

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,665	$5,396
Net realized gain (loss)	103	75
Net increase in net assets resulting from operations	10,768	5,471
Distributions to shareholders from net investment income	(10,712)	(4,615)
Share transactions - net increase (decrease)	28,449	2,840,666
Total increase (decrease) in net assets	28,505	2,841,522
Net Assets
Beginning of period	13,622,739	10,781,217
End of period	$13,651,244	$13,622,739
Other Information
Undistributed net investment income end of period	$1	$48

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.08%	.04%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.11%	.05%	.06%	.10%	.06%
Expenses net of all reductions	.18%E	.11%	.05%	.06%	.10%	.06%
Net investment income (loss)	.17%E	.05%	- %F	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$8,668	$10,035	$9,402	$9,795	$9,431	$8,064

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.13%	.05%	.06%	.10%	.06%
Expenses net of all reductions	.33%E	.13%	.05%	.06%	.10%	.06%
Net investment income (loss)	.02%E	.03%	- %F	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$231	$307	$310	$359	$354	$499

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.34%E	.15%	.05%	.06%	.10%	.06%
Expenses net of all reductions	.34%E	.15%	.05%	.06%	.10%	.06%
Net investment income (loss)	.01%E	.01%	- %F	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,001	$831	$635	$487	$408	$408

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.72%E	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.32%E	.14%	.04%	.06%	.10%	.07%
Expenses net of all reductions	.32%E	.14%	.04%	.06%	.10%	.07%
Net investment income (loss)	.02%E	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$48	$338	$114	$18	$22	$25

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.06%	.03%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.27%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.12%	.05%	.06%	.10%	.06%
Expenses net of all reductions	.23%E	.12%	.05%	.06%	.10%	.06%
Net investment income (loss)	.12%E	.04%	- %F	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$162	$180	$194	$215	$210	$269

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.001	.001	–B
Distributions from net investment income	(.001)	(.001)	–B
Total distributions	(.001)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.10%	.05%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.19%F
Expenses net of fee waivers, if any	.14%F	.12%	.04%F
Expenses net of all reductions	.14%F	.12%	.04%F
Net investment income (loss)	.21%F	.04%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$3,543	$1,932	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/16	% of fund's investments 3/31/16	% of fund's investments 9/30/15
1 - 7	50.5	42.1	73.9
8 - 30	7.5	13.1	2.1
31 - 60	12.6	10.2	3.0
61 - 90	12.7	11.5	0.5
91 - 180	12.9	20.7	11.4
> 180	3.8	2.4	9.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
U.S. Treasury Debt	61.6%
Repurchase Agreements	38.7%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of March 31, 2016
U.S. Treasury Debt	73.8%
Repurchase Agreements	26.0%
Net Other Assets (Liabilities)	0.2%

Current And Historical 7-Day Yields

	9/30/16	6/30/16	3/31/16	12/31/15	9/30/15
Class I	0.20%	0.20%	0.19%	0.11%	0.01%
Class II	0.05%	0.05%	0.04%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.15%	0.15%	0.14%	0.06%	0.01%
Institutional Class	0.24%	0.24%	0.23%	0.15%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2016, the most recent period shown in the table, would have been 0.16% for Class I, 0.01% for Class II, -0.08% for Class III, -0.34% for Class IV, 0.12% for Select Class and 0.20% for Institutional Class.

Treasury Portfolio

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 61.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 61.6%
U.S. Treasury Bills
10/13/16 to 3/30/17	0.29 to 0.54%	$5,904,000	$5,898,955
U.S. Treasury Bonds
11/15/16	0.37 to 0.47	132,000	133,143
U.S. Treasury Notes
10/15/16 to 7/31/18	0.28 to 0.54 (b)	8,012,054	8,023,775
TOTAL U.S. TREASURY DEBT
(Cost $14,055,873)			14,055,873

U.S. Treasury Repurchase Agreement - 38.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.47% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations) #	$653,816	$653,791
0.48% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations) #	660,771	660,744
With:
Barclays Capital, Inc. at 0.47%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $44,881,856, 0.00% - 6.13%, 11/10/16 - 8/15/29)	44,002	44,000
BNP Paribas, S.A. at:
0.36%, dated:
8/15/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $50,004,534, 0.00% - 2.75%, 11/10/16 - 11/15/23)	49,045	49,000
9/22/16 due 11/21/16 (Collateralized by U.S. Treasury Obligations valued at $56,223,597, 0.63% - 6.25%, 5/31/17 - 8/15/42)	55,033	55,000
0.37%, dated:
8/26/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $119,386,699, 0.00% - 5.50%, 11/10/16 - 8/15/28)	117,105	117,000
8/29/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $178,564,278, 0.00% - 6.00%, 11/10/16 - 2/15/26)	175,153	175,000
9/7/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $59,339,068, 0.00% - 6.75%, 11/03/16 - 8/15/45)	58,036	58,000
0.4%, dated 9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $153,881,107, 0.00% - 6.75%, 11/10/16 - 2/15/43)	150,150	150,000
Deutsche Bank Securities, Inc. at 0.55%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $56,102,625, 0.75% - 2.63%, 6/30/17 - 4/30/18)	55,003	55,000
Federal Reserve Bank of New York at 0.25%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $5,119,106,646, 1.38% - 3.13%, 5/31/21 - 2/15/43)	5,119,107	5,119,000
ING Financial Markets LLC at 0.34%, dated 8/24/16 due 10/18/16 (Collateralized by U.S. Treasury Obligations valued at $181,128,504, 0.50% - 4.50%, 2/15/17 - 8/15/46)	177,092	177,000
Mizuho Securities U.S.A., Inc. at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $57,320,369, 1.75%, 12/31/20)	56,002	56,000
Prudential Insurance Co. of America at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $107,695,958, 1.00%, 3/31/17 - 9/30/19)	105,671	105,666
RBC Capital Markets Corp. at 0.34%, dated:
8/29/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $184,352,175, 0.00% - 8.75%, 11/10/16 - 11/15/45)	180,090	180,000
9/6/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $21,426,503, 0.75% - 8.75%, 11/15/16 - 2/15/44)	21,012	21,000
9/28/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $30,886,983, 0.63% - 9.00%, 5/15/17 - 11/15/44)	30,018	30,000
RBS Securities, Inc. at 0.48%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $45,980,573, 0.88% - 5.00%, 8/15/17 - 5/15/37)	45,002	45,000
Royal Bank of Canada at:
0.35%, dated 9/26/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $26,617,275, 0.88%, 6/15/19)	26,002	26,000
0.42%, dated:
9/27/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $74,424,769, 0.75% - 2.25%, 9/30/18 - 3/31/21)	73,006	73,000
9/28/16 due 10/5/16 (Collateralized by U.S. Treasury Obligations valued at $127,115,464, 1.38%, 10/31/20 - 5/31/21)	124,010	124,000
0.43%, dated:
9/29/16 due 10/6/16 (Collateralized by U.S. Treasury Obligations valued at $40,089,395, 1.88%, 10/31/17)	39,003	39,000
9/30/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $25,567,526, 1.50%, 1/31/22)	25,002	25,000
0.5%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $3,071,525, 1.38%, 6/30/23)	3,000	3,000
0.54%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $138,752,966, 0.63% - 1.38%, 6/30/18 - 9/30/20)	136,006	136,000
Sumitomo Mitsui Trust Bank Ltd. at 0.48%, dated:
8/30/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $56,508,945, 3.00% - 3.88%, 2/28/17 - 5/15/18)	54,710	54,684
8/31/16 due 10/5/16 (Collateralized by U.S. Treasury Obligations valued at $19,722,909, 2.50%, 5/15/24)	19,124	19,115
9/7/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $19,328,000, 2.25%, 11/15/24)	18,793	18,784
9/9/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $57,547,631, 2.13% - 3.75%, 11/15/18 - 8/31/20)	55,874	55,848
9/13/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $83,504,424, 2.25% - 2.63%, 8/15/20 - 11/15/24)	81,286	81,248
9/14/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $62,785,306, 2.38%, 8/15/24)	61,357	61,328
9/16/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $101,892,275, 2.25% - 3.75%, 11/15/18 - 11/15/24)	98,878	98,832
9/20/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $93,243,263, 2.25% - 3.25%, 3/31/17 - 11/15/24)	91,509	91,466
9/27/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $63,073,715, 2.63% - 3.75%, 11/15/18 - 8/15/20)	61,181	61,153
10/4/16 due 10/7/16(c)	52,583	52,558
10/5/16 due 10/7/16(c)	18,666	18,657
Wells Fargo Securities LLC at 0.41%, dated:
9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $20,407,227, 0.75% - 0.88%, 1/31/18 - 4/15/18)	20,021	20,000
9/7/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $26,527,945, 0.88%, 7/15/18)	26,027	26,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $8,836,874)		8,836,874
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $22,892,747)		22,892,747
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(72,660)
NET ASSETS - 100%		$22,820,087

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value(000s)
$653,791,000 due 10/03/16 at 0.47%
BNP Paribas, S.A.	$14,000
Bank of Nova Scotia	200,000
Citibank NA	63,000
Credit Agricole CIB New York Branch	17,000
HSBC Securities (USA), Inc.	281,791
Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000
Wells Fargo Securities LLC	55,000
$653,791
$660,744,000 due 10/03/16 at 0.48%
BNP Paribas, S.A.	568,954
Credit Agricole CIB New York Branch	91,790
$660,744

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $8,836,874) — See accompanying schedule: Unaffiliated issuers (cost $22,892,747)		$22,892,747
Receivable for fund shares sold		830
Interest receivable		24,834
Prepaid expenses		53
Receivable from investment adviser for expense reductions		578
Other receivables		164
Total assets		22,919,206
Liabilities
Payable to custodian bank	$1,003
Payable for investments purchased	91,660
Payable for fund shares redeemed	894
Distributions payable	1,438
Accrued management fee	2,292
Distribution and service plan fees payable	613
Other affiliated payables	972
Other payables and accrued expenses	247
Total liabilities		99,119
Net Assets		$22,820,087
Net Assets consist of:
Paid in capital		$22,819,992
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		94
Net Assets		$22,820,087
Class I:
Net Asset Value, offering price and redemption price per share ($12,504,284 ÷ 12,500,087 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($272,988 ÷ 272,810 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,725,421 ÷ 2,725,246 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($878,195 ÷ 877,960 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($331,490 ÷ 331,418 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($6,107,709 ÷ 6,107,922 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2016 (Unaudited)
Investment Income
Interest		$34,684
Expenses
Management fee	$12,972
Transfer agent fees	4,993
Distribution and service plan fees	5,539
Accounting fees and expenses	584
Custodian fees and expenses	101
Independent trustees' fees and expenses	40
Registration fees	130
Audit	26
Legal	23
Miscellaneous	53
Total expenses before reductions	24,461
Expense reductions	(5,070)	19,391
Net investment income (loss)		15,293
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		94
Total net realized gain (loss)		94
Net increase in net assets resulting from operations		$15,387

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,293	$7,513
Net realized gain (loss)	94	279
Net increase in net assets resulting from operations	15,387	7,792
Distributions to shareholders from net investment income	(15,413)	(6,744)
Share transactions - net increase (decrease)	5,364,561	1,276,158
Total increase (decrease) in net assets	5,364,535	1,277,206
Net Assets
Beginning of period	17,455,552	16,178,346
End of period	$22,820,087	$17,455,552
Other Information
Undistributed net investment income end of period	$1	$121

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	(.001)	–A	–A	–A	–A
Total distributions	(.001)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.10%	.05%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.13%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.18%E	.13%	.07%	.08%	.16%	.10%
Net investment income (loss)	.19%E	.05%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$12,504	$9,639	$11,727	$9,736	$9,964	$11,712

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.02%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.22%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.33%E	.22%	.07%	.08%	.16%	.10%
Net investment income (loss)	.04%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$273	$557	$70	$133	$127	$80

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.36%E	.17%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.36%E	.17%	.07%	.08%	.16%	.10%
Net investment income (loss)	.01%E	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,725	$2,862	$2,866	$2,654	$2,844	$3,108

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.36%E	.18%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.36%E	.18%	.07%	.08%	.16%	.10%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$878	$905	$621	$591	$527	$484

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.07%	.04%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.15%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.23%E	.15%	.07%	.08%	.16%	.10%
Net investment income (loss)	.14%E	.04%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$331	$287	$225	$238	$198	$259

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.001	.001	–B
Distributions from net investment income	(.001)	(.001)	–B
Total distributions	(.001)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.12%	.07%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%F
Expenses net of fee waivers, if any	.14%F	.13%	.07%F
Expenses net of all reductions	.14%F	.13%	.07%F
Net investment income (loss)	.23%F	.11%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$6,108	$3,205	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/16	% of fund's investments 3/31/16	% of fund's investments 9/30/15
1 - 7	35.5	36.0	52.5
8 - 30	12.7	22.3	17.9
31 - 60	19.3	9.1	8.8
61 - 90	16.8	16.4	5.8
91 - 180	13.8	14.2	13.7
>180	1.9	2.0	1.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
U.S. Treasury Debt	19.1%
U.S. Government Agency Debt	45.8%
Repurchase Agreements	35.1%

As of March 31, 2016
U.S. Treasury Debt	24.7%
U.S. Government Agency Debt	47.9%
Repurchase Agreements	28.9%
Net Other Assets (Liabilities)*	(1.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	9/30/16	6/30/16	3/31/16	12/31/15	9/30/15
Class I	0.27%	0.26%	0.23%	0.12%	0.01%
Class II	0.12%	0.11%	0.08%	0.01%	0.01%
Class III	0.02%	0.02%	0.01%	0.01%	0.01%
Select Class	0.22%	0.21%	0.18%	0.07%	0.01%
Institutional Class	0.31%	0.30%	0.27%	0.16%	0.02%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2016, the most recent period shown in the table, would have been 0.24% for Class I, 0.09% for Class II, -0.01% for Class III, 0.19% for Select Class and 0.27% for Institutional Class.

Government Portfolio

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 19.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 19.1%
U.S. Treasury Bills
10/13/16 to 3/30/17	0.29 to 0.54%	$11,603,250	$11,590,049
U.S. Treasury Bonds
11/15/16	0.37	125,000	126,086
U.S. Treasury Notes
10/31/16 to 3/31/17	0.28 to 0.54 (b)	6,223,000	6,253,232
TOTAL U.S. TREASURY DEBT
(Cost $17,969,367)			17,969,367

U.S. Government Agency Debt - 45.8%
Federal Agencies - 45.8%
Fannie Mae
10/6/16 to 1/11/18	0.40 to 0.63 (b)	5,584,287	5,579,408
Federal Farm Credit Bank
10/3/16 to 11/13/17	0.44 to 0.75 (b)	3,082,100	3,081,699
Federal Home Loan Bank
10/4/16 to 3/12/18	0.29 to 0.79 (b)(c)	30,078,410	30,072,508
Freddie Mac
10/14/16 to 1/12/18	0.34 to 0.78 (b)	4,431,734	4,429,748
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $43,163,363)			43,163,363

U.S. Government Agency Repurchase Agreement - 10.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.49% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	$241,299	$241,289
0.52% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	5,561,888	5,561,649
With:
BNP Paribas, S.A. at 0.38%, dated 9/7/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $63,406,993, 1.01% - 7.50%, 6/01/25 - 6/15/46)	62,040	62,000
Citibank NA at:
0.4%, dated 9/27/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $69,872,300, 0.13% - 8.13%, 4/15/17 - 2/15/24)	68,005	68,000
0.42%, dated 9/27/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $415,399,992, 0.00% - 7.00%, 6/01/17 - 7/15/45)	407,033	407,000
Deutsche Bank Securities, Inc. at 0.57%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $128,756,157, 3.63%, 8/15/43)	125,006	125,000
ING Financial Markets LLC at:
0.38%, dated 8/3/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $37,765,241, 3.50% - 4.00%, 8/01/26 - 8/01/42)	37,024	37,000
0.4%, dated 8/26/16 due 11/1/16 (Collateralized by U.S. Government Obligations valued at $64,286,445, 3.50% - 4.50%, 11/01/26 - 8/01/45)	63,047	63,000
0.41%, dated:
8/23/16 due 11/4/16:
(Collateralized by U.S. Government Obligations valued at $125,514,823, 3.00% - 4.50%, 1/01/29 - 9/01/42)	123,126	123,000
(Collateralized by U.S. Government Obligations valued at $101,024,830, 3.00% - 5.00%, 9/01/29 - 4/01/43)	99,101	99,000
8/24/16 due 11/4/16:
(Collateralized by U.S. Government Obligations valued at $153,064,477, 3.50%, 1/01/46)	150,154	150,000
(Collateralized by U.S. Government Obligations valued at $143,883,105, 3.50%, 1/01/46)	141,146	141,000
8/30/16 due 11/4/16 (Collateralized by U.S. Government Obligations valued at $125,505,167, 3.50% - 5.00%, 7/01/25 - 12/01/45)	123,126	123,000
9/1/16 due 11/4/16 (Collateralized by U.S. Government Obligations valued at $156,113,836, 3.50%, 1/01/46)	153,159	153,000
9/7/16 due 11/4/16 (Collateralized by U.S. Government Obligations valued at $126,515,104, 3.00% - 5.00%, 12/01/24 - 11/01/43)	124,127	124,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 8/17/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $368,393,064, 2.48% - 4.00%, 2/01/28 - 9/01/46)	361,220	361,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
9/6/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $78,562,973, 2.50% - 4.50%, 1/01/26 - 9/01/46)	77,052	77,000
9/7/16 due 11/8/16 (Collateralized by U.S. Government Obligations valued at $101,008,443, 2.11% - 5.61%, 1/01/19 - 9/01/46)	99,066	99,000
9/8/16 due:
11/10/16 (Collateralized by U.S. Government Obligations valued at $115,291,216, 2.02% - 5.83%, 1/01/23 - 8/01/48)	113,077	113,000
11/15/16 (Collateralized by U.S. Government Obligations valued at $103,047,901, 2.20% - 5.71%, 1/01/26 - 10/01/46)	101,074	101,000
9/13/16 due 11/16/16 (Collateralized by U.S. Government Obligations valued at $65,294,144, 2.00% - 4.50%, 2/01/21 - 10/01/46)	64,044	64,000
9/22/16 due 11/21/16 (Collateralized by U.S. Government Obligations valued at $109,153,006, 2.36% - 6.00%, 4/01/25 - 9/01/46)	107,070	107,000
9/26/16 due 11/22/16 (Collateralized by U.S. Government Obligations valued at $150,971,448, 2.15% - 6.00%, 12/01/20 - 10/01/46)	148,091	148,000
9/28/16 due 11/28/16 (Collateralized by U.S. Government Obligations valued at $111,186,023, 2.06% - 4.50%, 3/01/24 - 10/01/46)	109,072	109,000
0.44%, dated 9/20/16 due 12/19/16 (Collateralized by U.S. Government Obligations valued at $66,310,535, 2.31% - 4.50%, 5/01/28 - 10/01/46)	65,072	65,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 8/8/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $122,665,333, 2.50% - 6.50%, 7/25/44 - 7/25/46)	119,150	119,000
RBC Capital Markets Corp. at:
0.35%, dated 8/3/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $125,534,406, 2.23% - 5.00%, 8/01/25 - 10/01/46)	123,073	123,000
0.36%, dated:
8/30/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $51,017,399, 2.31% - 6.00%, 3/15/25 - 6/01/46)	50,028	50,000
9/6/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $104,087,793, 1.50% - 5.50%, 12/01/19 - 9/01/46)	102,064	102,000
0.37%, dated:
9/13/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $78,559,698, 1.50% - 6.08%, 7/01/26 - 9/01/46)	77,046	77,000
9/15/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $65,292,078, 2.42% - 5.00%, 2/01/20 - 9/01/46)	64,039	64,000
9/16/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $105,078,376, 2.36% - 8.00%, 12/25/22 - 9/20/46)	103,064	103,000
9/19/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $65,290,357, 2.39% - 6.00%, 2/01/26 - 7/01/46)	64,039	64,000
9/20/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $70,389,840, 2.50% - 5.00%, 6/01/28 - 7/01/46)	69,044	69,000
Wells Fargo Securities, LLC at:
0.41%, dated 9/9/16 due 11/8/16 (Collateralized by U.S. Government Obligations valued at $52,544,358, 1.75% - 3.00%, 4/15/23 - 2/15/43)	51,035	51,000
0.42%, dated 9/7/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $253,660,818, 2.50% - 4.00%, 11/16/43 - 9/20/46)	248,260	248,000
0.43%, dated 9/27/16 due 10/4/16 (Collateralized by U.S. Government Obligations valued at $419,240,044, 0.77% - 5.50%, 12/25/17 - 3/25/55)	407,034	407,000
0.48%, dated 9/29/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $72,103,846, 1.75%, 4/15/23)	70,007	70,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $10,268,938)		10,268,938

U.S. Treasury Repurchase Agreement - 24.2%
With:
Barclays Capital, Inc. at 0.47%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $183,607,282, 0.00% - 3.50%, 12/08/16 - 6/30/22)	180,007	180,000
BNP Paribas, S.A. at:
0.36%, dated:
8/15/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $189,970,062, 0.00% - 4.38%, 11/10/16 - 5/15/41)	186,169	186,000
9/22/16 due 11/21/16 (Collateralized by U.S. Treasury Obligations valued at $247,480,718, 0.00% - 6.13%, 11/10/16 - 5/15/44)	242,145	242,000
0.37%, dated:
8/26/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $460,802,061, 0.00% - 4.38%, 11/10/16 - 5/15/41)	451,403	451,000
8/29/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $695,579,664, 0.00% - 5.25%, 11/10/16 - 8/15/45)	676,591	676,000
9/7/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $227,821,874, 0.00% - 3.50%, 11/10/16 - 2/15/43)	223,140	223,000
0.4%, dated 9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $583,867,153, 0.00% - 6.00%, 11/10/16 - 5/15/45)	571,571	571,000
Deutsche Bank Securities, Inc. at 0.55%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $230,530,631, 2.25%, 11/15/25)	226,010	226,000
Federal Reserve Bank of New York at 0.25%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $15,507,323,132, 1.63% - 3.63%, 5/15/19 - 8/15/43)	15,507,323	15,507,000
Mizuho Securities U.S.A., Inc. at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $234,711,890, 1.38%, 2/29/20)	230,010	230,000
Prudential Insurance Co. of America at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $443,649,041, 1.00% - 8.13%, 7/31/19 - 2/15/31)	433,629	433,610
RBC Capital Markets Corp. at 0.34%, dated:
9/6/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $80,845,531, 0.00% - 8.00%, 10/20/16 - 8/15/44)	79,046	79,000
9/28/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $124,496,510, 0.00% - 9.00%, 10/15/16 - 2/15/46)	122,071	122,000
RBS Securities, Inc. at 0.48%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $190,763,643, 0.50% - 3.38%, 1/31/17 - 5/15/43)	187,007	187,000
Royal Bank of Canada at:
0.35%, dated 9/26/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $110,674,678, 1.25% - 1.63%, 1/31/22 - 5/15/26)	108,007	108,000
0.42%, dated:
9/27/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $306,532,354, 1.88% - 2.25%, 10/31/17 - 3/31/21)	299,024	299,000
9/28/16 due 10/5/16 (Collateralized by U.S. Treasury Obligations valued at $523,202,116, 0.88% - 2.13%, 7/31/19 - 8/31/20)	512,042	512,000
0.43%, dated:
9/29/16 due 10/6/16 (Collateralized by U.S. Treasury Obligations valued at $163,766,441, 1.63%, 7/31/20)	160,013	160,000
9/30/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $107,383,200, 1.50%, 1/31/22)	105,009	105,000
0.5%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $13,309,271, 1.38%, 6/30/23)	13,001	13,000
0.54%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $573,148,049, 1.50% - 2.13%, 5/31/22 - 8/15/26)	558,025	558,000
Sumitomo Mitsui Trust Bank Ltd. at 0.48%, dated:
8/30/16 due 10/4/16 (Collateralized by U.S. Treasury Obligations valued at $215,762,597, 0.88% - 3.00%, 12/31/16 - 2/28/17)	211,049	210,951
8/31/16 due 10/5/16 (Collateralized by U.S. Treasury Obligations valued at $75,856,921, 2.50%, 5/15/24)	73,695	73,661
9/7/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $74,489,656, 2.25%, 11/15/24)	72,427	72,393
9/9/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $217,756,702, 2.13%, 8/31/20)	213,023	212,924
9/13/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $180,795,859, 2.63% - 3.75%, 11/15/18 - 8/15/20)	175,082	175,000
9/16/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $155,090,953, 3.75%, 11/15/18)	150,070	150,000
9/20/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $153,018,365, 0.88% - 3.25%, 12/31/16 - 3/31/17)	150,070	150,000
9/27/16 due 10/7/16 (Collateralized by U.S. Treasury Obligations valued at $209,856,990, 2.63%, 8/15/20)	205,096	205,000
10/4/16 due 10/7/16(d)	215,124	215,024
10/5/16 due 10/7/16(d)	76,619	76,583
Wells Fargo Securities LLC at 0.41%, dated:
9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $75,506,660, 1.00% - 1.38%, 10/31/16 - 6/30/23)	74,076	74,000
9/7/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $103,050,538, 0.88%, 5/15/17)	101,104	101,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $22,785,146)		22,785,146
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $94,186,814)		94,186,814
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,869)
NET ASSETS - 100%		$94,149,945

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value(000s)
$241,289,000 due 10/03/16 at 0.49%
BNP Paribas, S.A.	$89,697
Bank of America NA	2,852
Credit Agricole CIB New York Branch	33,763
HSBC Securities (USA), Inc.	57,035
ING Financial Markets LLC	11,407
Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,019
Societe Generale	28,516
$241,289
$5,561,649,000 due 10/03/16 at 0.52%
BNP Paribas, S.A.	208,399
Bank of America NA	1,029,063
Citibank NA	797,086
Credit Agricole CIB New York Branch	145,271
HSBC Securities (USA), Inc.	885,612
J.P. Morgan Securities, Inc.	23,578
Merrill Lynch, Pierce, Fenner & Smith, Inc.	197,750
Mizuho Securities USA, Inc.	438,093
Wells Fargo Securities LLC	1,836,797
$5,561,649

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $33,054,084) — See accompanying schedule: Unaffiliated issuers (cost $94,186,814)		$94,186,814
Cash		125
Receivable for fund shares sold		353,280
Interest receivable		51,200
Prepaid expenses		171
Receivable from investment adviser for expense reductions		2,225
Other receivables		462
Total assets		94,594,277
Liabilities
Payable for investments purchased
Regular delivery	$291,731
Delayed delivery	43,000
Payable for fund shares redeemed	87,265
Distributions payable	8,678
Accrued management fee	9,305
Distribution and service plan fees payable	654
Other affiliated payables	3,072
Other payables and accrued expenses	627
Total liabilities		444,332
Net Assets		$94,149,945
Net Assets consist of:
Paid in capital		$94,151,103
Distributions in excess of net investment income		(630)
Accumulated undistributed net realized gain (loss) on investments		(528)
Net Assets		$94,149,945
Class I:
Net Asset Value, offering price and redemption price per share ($32,493,407 ÷ 32,481,919 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($925,594 ÷ 925,144 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,836,988 ÷ 2,835,670 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($628,961 ÷ 628,876 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($57,264,995 ÷ 57,267,585 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2016 (Unaudited)
Investment Income
Interest		$128,352
Expenses
Management fee	$41,497
Transfer agent fees	13,267
Distribution and service plan fees	3,411
Accounting fees and expenses	1,043
Custodian fees and expenses	220
Independent trustees' fees and expenses	118
Registration fees	373
Audit	26
Legal	60
Miscellaneous	126
Total expenses before reductions	60,141
Expense reductions	(9,410)	50,731
Net investment income (loss)		77,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		276
Total net realized gain (loss)		276
Net increase in net assets resulting from operations		$77,897

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,621	$21,681
Net realized gain (loss)	276	145
Net increase in net assets resulting from operations	77,897	21,826
Distributions to shareholders from net investment income	(77,854)	(20,503)
Share transactions - net increase (decrease)	50,094,160	19,868,899
Total increase (decrease) in net assets	50,094,203	19,870,222
Net Assets
Beginning of period	44,055,742	24,185,520
End of period	$94,149,945	$44,055,742
Other Information
Distributions in excess of net investment income end of period	$(630)	$(397)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	(.001)	–A	–A	–A	–A
Total distributions	(.001)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.13%	.06%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.16%	.11%	.11%	.18%	.15%
Expenses net of all reductions	.18%E	.16%	.11%	.11%	.18%	.15%
Net investment income (loss)	.25%E	.08%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$32,493	$22,047	$19,333	$22,569	$21,579	$24,822

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.05%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.20%	.11%	.11%	.18%	.15%
Expenses net of all reductions	.33%E	.20%	.11%	.11%	.18%	.15%
Net investment income (loss)	.10%E	.04%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$926	$485	$539	$356	$642	$827

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.42%E	.21%	.11%	.11%	.18%	.15%
Expenses net of all reductions	.42%E	.21%	.11%	.11%	.18%	.15%
Net investment income (loss)	.01%E	.03%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,837	$1,957	$2,120	$2,266	$1,709	$2,027

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.10%	.05%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.17%	.11%	.11%	.18%	.15%
Expenses net of all reductions	.23%E	.17%	.11%	.11%	.18%	.15%
Net investment income (loss)	.20%E	.07%	- %F	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$629	$286	$686	$378	$669	$519

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.001	.001	–B
Distributions from net investment income	(.001)	(.001)	–B
Total distributions	(.001)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.15%	.08%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%F
Expenses net of fee waivers, if any	.14%F	.14%	.11%F
Expenses net of all reductions	.14%F	.14%	.11%F
Net investment income (loss)	.29%F	.10%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$57,265	$19,281	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/16	% of fund's investments 3/31/16	% of fund's investments 9/30/15
1 - 7	65.9	59.9	45.2
8 - 30	19.9	16.1	21.8
31 - 60	9.4	16.0	9.8
61 - 90	3.9	6.0	15.6
91 - 180	0.9	2.0	7.6

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Certificates of Deposit	28.1%
Commercial Paper	19.2%
Variable Rate Demand Notes (VRDNs)	7.5%
U.S. Treasury Debt	4.1%
U.S. Government Agency Debt	3.6%
Non-Negotiable Time Deposit	11.8%
Other Instruments	1.5%
Repurchase Agreements	29.6%
Net Other Assets (Liabilities)*	(5.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of March 31, 2016
Certificates of Deposit	34.6%
Commercial Paper	8.9%
Variable Rate Demand Notes (VRDNs)	0.1%
U.S. Treasury Debt	4.6%
U.S. Government Agency Debt	1.3%
Non-Negotiable Time Deposit	19.0%
Repurchase Agreements	30.9%
Net Other Assets (Liabilities)	0.6%

Current And Historical 7-Day Yields

	9/30/16	6/30/16	3/31/16	12/31/15	9/30/15
Class I	0.55%	0.42%	0.35%	0.28%	0.13%
Class II	0.40%	0.27%	0.20%	0.13%	0.01%
Class III	0.30%	0.17%	0.10%	0.04%	0.01%
Select Class	0.50%	0.37%	0.30%	0.23%	0.08%
Institutional Class	0.59%	0.46%	0.39%	0.32%	0.17%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2016, the most recent period shown in the table, would have been 0.51% for Class I, 0.36% for Class II, 0.26% for Class III, 0.46% for Select Class and 0.54% for Institutional Class.

Money Market Portfolio

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 28.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.7%
State Street Bank & Trust Co.
11/28/16	0.91%	$114,000	$114,000
Wells Fargo Bank NA
10/13/16 to 3/23/17	0.87 to 1.10 (b)	479,000	479,001
			593,001
London Branch, Eurodollar, Foreign Banks - 0.9%
Mizuho Bank Ltd. London Branch
10/13/16	0.82	150,000	150,000
New York Branch, Yankee Dollar, Foreign Banks - 23.5%
Bank of Montreal Chicago
10/5/16 to 2/1/17	0.69 to 1.07 (b)	358,000	358,000
Bank of Nova Scotia
11/21/16 to 2/17/17	0.94 to 1.03 (b)	405,000	405,000
Bayerische Landesbank
10/3/16 to 10/11/16	0.75	248,500	248,500
BNP Paribas New York Branch
10/31/16	0.92	102,000	102,000
Canadian Imperial Bank of Commerce
12/12/16 to 1/23/17	0.92 to 1.00 (b)	600,000	600,000
Credit Suisse AG
10/3/16	0.83	150,000	150,000
Landesbank Baden-Wuerttemberg New York Branch
10/3/16 to 10/5/16	0.45	327,000	327,000
Mizuho Corporate Bank Ltd.
10/3/16 to 10/13/16	0.75 to 0.85	300,000	300,000
Royal Bank of Canada
11/7/16 to 1/23/17	0.89 to 1.10 (b)	200,000	200,000
Sumitomo Mitsui Banking Corp.
10/11/16 to 10/24/16	0.75 to 0.85	281,000	281,000
Toronto-Dominion Bank New York Branch
2/1/17 to 3/23/17	0.97 to 1.18 (b)	250,000	250,000
UBS AG
11/7/16 to 3/13/17	0.88 to 1.16 (b)	515,000	515,000
			3,736,500
TOTAL CERTIFICATE OF DEPOSIT
(Cost $4,479,501)			4,479,501

Financial Company Commercial Paper - 13.0%
Bank of Nova Scotia
12/5/16	0.93 (b)	150,000	150,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/4/16 to 10/13/16	0.60 to 0.80	190,000	189,965
Bayerische Landesbank
10/5/16 to 10/6/16	0.47	218,000	217,987
BPCE SA
10/3/16 to 12/21/16	0.70 to 1.01	556,000	555,440
Commonwealth Bank of Australia
2/8/17	0.97 (b)	200,000	200,000
Credit Agricole CIB
12/1/16	0.98	105,000	104,826
Landesbank Baden-Wurttemberg
10/4/16	0.45 to 0.48	506,000	505,981
Toyota Motor Credit Corp.
11/8/16 to 11/9/16	0.88(b)	150,000	150,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,074,199)			2,074,199

Asset Backed Commercial Paper - 3.9%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

11/15/16	1.00	90,000	89,888
11/8/16	1.00	150,000	149,842
12/13/16	1.00	89,000	88,820
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

12/13/16	1.00	44,600	44,510
12/14/16	1.00	105,400	105,183
12/19/16	1.03	58,000	57,869
12/20/16	1.03	77,874	77,696
12/20/16	1.03	14,000	13,968
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $627,776)			627,776

Non-Financial Company Commercial Paper - 2.3%
BAT International Finance PLC
10/4/16	0.70	21,950	21,949
Eversource Energy
10/4/16	0.63	59,000	58,997
Florida Power & Light Co.
10/6/16	0.54	60,000	59,996
Sempra Global
10/31/16	0.98	97,000	96,921
UnitedHealth Group, Inc.
10/3/16	0.54	126,000	125,996
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $363,859)			363,859

U.S. Treasury Debt - 4.1%
U.S. Treasury Obligations - 4.1%
U.S. Treasury Notes
10/31/17 to 4/30/18
(Cost $659,957)	0.42 to 0.52 (b)	660,000	659,957

Other Instrument - 1.5%
Master Notes - 1.5%
Toyota Motor Credit Corp.
10/7/16
(Cost $240,000)	0.87 (b)	240,000	240,000

Variable Rate Demand Note - 7.5%
Alabama - 0.1%
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2011 A, 0.85% 10/7/16, LOC JPMorgan Chase Bank, VRDN
10/7/16	0.85 (b)(c)	18,200	18,200
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, 0.88% 10/7/16, LOC Barclays Bank PLC, VRDN
10/7/16	0.88 (b)	42,600	42,600
California - 1.1%
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2005 B, 0.82% 10/7/16, LOC JPMorgan Chase Bank, VRDN
10/7/16	0.82 (b)	17,600	17,600
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B1, 0.83% 10/7/16 (Liquidity Facility Barclays Bank PLC), VRDN
10/7/16	0.83 (b)	34,400	34,400
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.88% 10/7/16, LOC Bank of America NA, VRDN
10/7/16	0.88 (b)	37,280	37,280
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A1, 0.86% 10/7/16, LOC Bank of America NA, VRDN
10/7/16	0.86 (b)(d)	82,440	82,440
			171,720
Delaware - 0.4%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/16	0.65 (b)	67,000	67,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 0.97% 10/3/16, VRDN
10/3/16	0.97 (b)(d)	11,900	11,900
Illinois - 0.4%
Illinois Fin. Auth. Rev. (The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 0.84% 10/3/16, LOC Bank of America NA, VRDN
10/3/16	0.84 (b)	46,250	46,250
Univ. of Illinois Rev. Series 2008, 0.85% 10/7/16, LOC Wells Fargo Bank NA, VRDN
10/7/16	0.85 (b)	22,080	22,080
			68,330
Minnesota - 0.2%
Hennepin County Gen. Oblig. Series 2013 C, 0.84% 10/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN
10/7/16	0.84 (b)	30,275	30,275
Nevada - 0.5%
Clark County Arpt. Rev. Series 2008 D3, 0.84% 10/7/16, LOC Bank of America NA, VRDN
10/7/16	0.84 (b)	72,125	72,125
New Jersey - 0.2%
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2013 5, 0.88% 10/7/16, LOC Citibank NA, VRDN
10/7/16	0.88 (b)(d)	36,570	36,570
New Mexico - 0.2%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.86% 10/7/16, LOC State Street Bank & Trust Co., Boston, VRDN
10/7/16	0.86 (b)	29,760	29,760
New York - 3.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.86% 10/7/16 (Liquidity Facility Royal Bank of Canada), VRDN
10/7/16	0.86 (b)	57,900	57,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, 0.85% 10/3/16 (Liquidity Facility Bank of America NA), VRDN
10/3/16	0.85 (b)	47,010	47,010
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB3, 0.86% 10/7/16 (Liquidity Facility Royal Bank of Canada), VRDN
10/7/16	0.86 (b)	62,000	62,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2011 DD-3B, 0.88% 10/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN
10/3/16	0.88 (b)	34,670	34,670
New York City Transitional Fin. Auth. Rev. Series 2003 A4, 0.87% 10/3/16 (Liquidity Facility TD Banknorth, NA), VRDN
10/3/16	0.87 (b)	34,450	34,450
New York City Transitional Fin. Auth. Rev. Series 2015 A3, 0.91% 10/3/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN
10/3/16	0.91 (b)	60,000	60,000
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.89% 10/3/16, LOC Landesbank Hessen-Thuringen, VRDN
10/3/16	0.89 (b)(d)	49,000	49,000
New York Hsg. Fin. Agcy. Rev. (455 West 37th Street Hsg. Proj.) Series A, 0.89% 10/3/16, LOC Landesbank Hessen-Thuringen, VRDN
10/3/16	0.89 (b)(d)	66,460	66,460
New York Local Govt. Assistance Corp. Series 2008 B, 0.85% 10/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN
10/7/16	0.85 (b)	39,000	39,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2016, 0.84% 10/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
10/7/16	0.84 (b)	65,000	65,000
			515,490
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Series 2008 B, 0.87% 10/7/16, LOC PNC Bank NA, VRDN
10/7/16	0.87 (b)	32,360	32,360
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 C, 0.83% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN
10/7/16	0.83 (b)	40,600	40,600
Texas - 0.3%
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.87% 10/7/16, LOC BNP Paribas SA, VRDN
10/7/16	0.87 (b)(d)	50,000	50,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,186,930)			1,186,930

U.S. Government Agency Debt - 3.6%
Federal Agencies - 3.6%
Fannie Mae
1/26/17	0.54 (b)	210,000	209,993
Freddie Mac
4/20/17	0.54 (b)	358,000	357,970
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $567,963)			567,963

Non-Negotiable Time Deposit - 11.8%
Time Deposits - 11.8%
Bank of Montreal London Branch
10/6/16	0.45	480,000	480,000
Barclays Bank PLC
10/3/16	0.45	649,000	649,000
BNP Paribas
10/3/16	0.30	300,000	300,000
Citizens Bank NA
10/3/16	0.47	350,000	350,000
Credit Agricole CIB
10/3/16	0.30	100,000	100,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,879,000)			1,879,000

U.S. Government Agency Repurchase Agreement - 5.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.49% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	$34,650	$34,649
0.52% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	783,553	783,519
With Deutsche Bank Securities, Inc. at 0.57%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $23,461,155, 1.63%, 2/15/26)	23,001	23,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $841,168)		841,168

U.S. Treasury Repurchase Agreement - 2.8%
With:
Barclays Capital, Inc. at 0.47%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $33,661,353, 0.36% - 1.38%, 12/15/16 - 9/30/20)	33,001	33,000
Deutsche Bank Securities, Inc. at 0.55%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $41,821,995, 1.63% - 2.13%, 5/15/25 - 2/15/26)	41,002	41,000
Mizuho Securities U.S.A., Inc. at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $42,860,211, 1.38%, 2/29/20)	42,002	42,000
Nomura Securities International, Inc. at 0.5%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $199,098,378, 1.75%, 1/31/23)	194,008	194,000
RBS Securities, Inc. at 0.48%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $34,766,000, 0.88% - 3.13%, 5/31/18 - 2/15/43)	34,001	34,000
Royal Bank of Canada at 0.54%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $105,711,282, 1.88%, 5/31/22)	103,005	103,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $447,000)		447,000

Other Repurchase Agreement - 21.5%
Other Repurchase Agreement - 21.5%
With:
Citigroup Global Markets, Inc. at:
0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $271,089,756)	251,009	251,000
0.6%, dated 9/28/16 due 10/5/16 (Collateralized by Equity Securities valued at $170,654,221)	158,018	158,000
0.75%, dated:
9/27/16 due 10/4/16 (Collateralized by Corporate Obligations valued at $39,964,996, 1.30% - 7.02%, 10/15/29 - 2/15/46)	37,005	37,000
9/29/16 due 10/6/16 (Collateralized by Mortgage Loan Obligations valued at $45,066,645, 0.00% - 6.35%, 11/14/39 - 4/10/49)	42,006	42,000
1.7%, dated 8/11/16 due 11/16/16 (Collateralized by Corporate Obligations valued at $84,450,834, 0.78% - 1.44%, 9/25/35 - 11/19/51)	78,357	78,000
Credit Suisse Securities (U.S.A.) LLC at:
0.6%, dated 9/30/16 due 10/6/16 (Collateralized by Mortgage Loan Obligations valued at $41,401,923, 6.00%, 12/25/65)	36,004	36,000
0.65%, dated 9/29/16 due 10/6/16 (Collateralized by Mortgage Loan Obligations valued at $181,703,293, 0.38% - 6.00%, 4/26/37 - 12/25/65)	158,020	158,000
HSBC Securities, Inc. at 0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $94,500,056, 1.80% - 7.00%, 5/05/17 - 6/15/48)	90,003	90,000
ING Financial Markets LLC at:
0.55%, dated 9/30/16 due 10/3/16:
(Collateralized by Equity Securities valued at $115,565,298)	107,005	107,000
(Collateralized by Equity Securities valued at $55,082,525)	51,002	51,000
(Collateralized by Equity Securities valued at $50,762,329)	47,002	47,000
0.63%, dated 9/30/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $58,320,827, 3.93% - 11.00%, 4/15/19 - 4/15/22)	54,003	54,000
J.P. Morgan Clearing Corp. at:
0.66%, dated 9/22/16 due 10/7/16 (Collateralized by Equity Securities valued at $217,427,175)	200,117	200,000
1.37%, dated 9/22/16 due 10/31/16 (Collateralized by Corporate Obligations valued at $150,051,467, 0.75% - 4.00%, 3/15/18 - 10/01/44)(b)(e)	138,205	138,000
J.P. Morgan Securities, LLC at:
0.57%, dated 9/29/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $390,380,243, 0.12% - 16.50%, 6/25/21 - 8/16/55)	379,042	379,000
1.37%, dated 5/18/16 due 11/14/16 (Collateralized by Mortgage Loan Obligations valued at $135,672,370, 0.50% - 6.92%, 1/25/34 - 11/25/57)(b)(e)	125,859	125,000
Merrill Lynch, Pierce, Fenner & Smith at 0.55%, dated:
9/29/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $351,921,505, 3.00% - 4.00%, 1/01/46 - 8/01/46)	345,037	345,000
9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $71,283,298)	66,003	66,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.71%, dated:
9/15/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $20,527,285, 1.25% - 7.88%, 6/15/18 - 3/1/26)	19,007	19,000
9/28/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $19,439,214, 0.00% - 5.88%, 7/15/17 - 5/15/41)	18,005	18,000
Mizuho Securities U.S.A., Inc. at:
0.63%, dated:
9/20/16 due 10/4/16 (Collateralized by Equity Securities valued at $28,086,436)	26,006	26,000
9/21/16 due 10/5/16 (Collateralized by Equity Securities valued at $23,765,006)	22,005	22,000
9/22/16 due 10/6/16 (Collateralized by Equity Securities valued at $63,732,279)	59,014	59,000
9/23/16 due 10/7/16 (Collateralized by Equity Securities valued at $25,924,560)	24,006	24,000
9/26/16 due 10/7/16 (Collateralized by Equity Securities valued at $89,650,999)	83,022	83,000
9/27/16 due 10/7/16 (Collateralized by Equity Securities valued at $25,922,741)	24,006	24,000
9/28/16 due 10/7/16 (Collateralized by Equity Securities valued at $50,764,448)	47,012	47,000
9/30/16 due 10/7/16 (Collateralized by Equity Securities valued at $59,403,127)	55,013	55,000
0.8%, dated 9/22/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $14,311,630, 1.25% - 4.00%, 8/17/21 - 7/16/28)	14,004	14,000
1.65%, dated 7/18/16 due 10/17/16 (Collateralized by U.S. Government Obligations valued at $36,177,227, 1.76% - 5.68%, 7/25/45 - 4/15/46)	35,146	35,000
RBC Capital Markets Co. at:
0.75%, dated 7/22/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $77,259,056, 0.00% - 6.17%, 6/01/31 - 4/01/46)	75,141	75,000
0.99%, dated 9/26/16 due 10/7/16 (Collateralized by Municipal Bond Obligations valued at $90,414,917, 4.00% - 5.00%, 7/01/37 - 7/01/44)	86,208	86,000
SG Americas Securities, LLC at 0.75%, dated:
9/27/16 due 10/4/16 (Collateralized by Corporate Obligations valued at $63,582,245, 1.34% - 8.00%, 11/09/17 - 6/05/2115)	59,009	59,000
9/28/16 due 10/5/16 (Collateralized by Corporate Obligations valued at $64,441,379, 4.20% - 12.00%, 6/01/20 - 12/15/44)	60,009	60,000
Wells Fargo Securities LLC at:
0.48%, dated 9/30/16 due 10/3/16:
(Collateralized by Corporate Obligations valued at $4,320,439, 1.63% - 8.25%, 5/15/18 - 12/01/40)	4,000	4,000
(Collateralized by Corporate Obligations valued at $139,325,573, 0.00% - 6.51%, 4/06/30 - 4/07/52)	129,005	129,000
0.55%, dated 9/30/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $58,393,937, 0.01% - 7.50%, 1/15/17 - 5/15/77)	56,006	56,000
0.6%, dated:
9/27/16 due 10/4/16 (Collateralized by Equity Securities valued at $68,046,816)	63,007	63,000
9/30/16 due:
10/3/16 (Collateralized by Corporate Obligations valued at $1,050,053, 3.75% - 4.40%, 3/15/19 - 5/19/26)	1,000	1,000
10/7/16 (Collateralized by Corporate Obligations valued at $115,566,605, 5.63% - 12.13%, 12/15/16 - 2/01/23)	107,012	107,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $3,428,000)		3,428,000
TOTAL INVESTMENT PORTFOLIO - 105.4%
(Cost $16,795,353)		16,795,353
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(856,837)
NET ASSETS - 100%		$15,938,516

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,200,000 or 0.1% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value(000s)
$34,649,000 due 10/03/16 at 0.49%
BNP Paribas, S.A.	$12,881
Bank of America NA	409
Credit Agricole CIB New York Branch	4,848
HSBC Securities (USA), Inc.	8,190
ING Financial Markets LLC	1,638
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,588
Societe Generale	4,095
$34,649
$783,519,000 due 10/03/16 at 0.52%
BNP Paribas, S.A.	29,409
BNY Mellon Capital Markets LLC	15,983
Bank of America NA	145,020
Citibank NA	31,167
Credit Agricole CIB New York Branch	20,512
HSBC Securities (USA), Inc.	108,659
J.P. Morgan Securities, Inc.	110,230
Merrill Lynch, Pierce, Fenner & Smith, Inc.	14,491
Mizuho Securities USA, Inc.	35,909
Societe Generale	13,319
Wells Fargo Bank, NA	30,634
Wells Fargo Securities LLC	228,186
$783,519

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,716,168) — See accompanying schedule: Unaffiliated issuers (cost $16,795,353)		$16,795,353
Cash		2
Receivable for fund shares sold		109,170
Interest receivable		9,069
Prepaid expenses		58
Receivable from investment adviser for expense reductions		608
Other receivables		813
Total assets		16,915,073
Liabilities
Payable for investments purchased	$34,467
Payable for fund shares redeemed	937,193
Distributions payable	973
Accrued management fee	2,091
Distribution and service plan fees payable	32
Other affiliated payables	728
Other payables and accrued expenses	1,073
Total liabilities		976,557
Net Assets		$15,938,516
Net Assets consist of:
Paid in capital		$15,938,471
Undistributed net investment income		18
Accumulated undistributed net realized gain (loss) on investments		27
Net Assets		$15,938,516
Class I:
Net Asset Value, offering price and redemption price per share ($6,584,501 ÷ 6,576,691 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($33,383 ÷ 33,347 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($131,014 ÷ 130,937 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($10,171 ÷ 10,160 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($9,179,447 ÷ 9,167,717 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2016 (Unaudited)
Investment Income
Interest (including $4 from affiliated interfund lending)		$80,636
Expenses
Management fee	$19,507
Transfer agent fees	6,031
Distribution and service plan fees	960
Accounting fees and expenses	713
Custodian fees and expenses	176
Independent trustees' fees and expenses	76
Registration fees	160
Audit	25
Legal	56
Miscellaneous	224
Total expenses before reductions	27,928
Expense reductions	(4,824)	23,104
Net investment income (loss)		57,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27
Total net realized gain (loss)		27
Net increase in net assets resulting from operations		$57,559

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,532	$123,642
Net realized gain (loss)	27	655
Net increase in net assets resulting from operations	57,559	124,297
Distributions to shareholders from net investment income	(57,794)	(122,767)
Share transactions - net increase (decrease)	(29,568,468)	(17,083,145)
Total increase (decrease) in net assets	(29,568,703)	(17,081,615)
Net Assets
Beginning of period	45,507,219	62,588,834
End of period	$15,938,516	$45,507,219
Other Information
Undistributed net investment income end of period	$18	$280

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.001	.001	.002	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.002	.001	.001	.002	.002
Distributions from net investment income	(.002)	(.002)	(.001)	(.001)	(.002)	(.002)
Total distributions	(.002)	(.002)	(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.21%	.18%	.06%	.06%	.16%	.17%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	.40%E	.17%	.05%	.06%	.16%	.16%
Supplemental Data
Net assets, end of period (in millions)	$6,585	$19,911	$21,651	$22,712	$24,416	$24,209

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	(.001)	–A	–A	–A	–A
Total distributions	(.001)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.14%	.06%	.01%	.01%	.02%	.03%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.30%	.22%	.23%	.32%	.32%
Expenses net of all reductions	.33%E	.30%	.22%	.23%	.32%	.32%
Net investment income (loss)	.25%E	.06%	.01%	.01%	.02%	.03%
Supplemental Data
Net assets, end of period (in millions)	$33	$76	$95	$150	$165	$207

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.09%	.03%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.32%	.23%	.23%	.33%	.33%
Expenses net of all reductions	.43%E	.32%	.23%	.23%	.33%	.33%
Net investment income (loss)	.15%E	.03%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$131	$1,129	$1,454	$1,834	$2,086	$2,398

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	.001	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	.001	.001
Distributions from net investment income	(.002)	(.001)	–A	–A	(.001)	(.001)
Total distributions	(.002)	(.001)	–A	–A	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.19%	.13%	.02%	.02%	.11%	.11%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.22%	.22%	.23%	.23%
Expenses net of all reductions	.23%E	.23%	.22%	.22%	.23%	.23%
Net investment income (loss)	.35%E	.12%	.01%	.02%	.11%	.11%
Supplemental Data
Net assets, end of period (in millions)	$10	$224	$407	$331	$389	$577

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.001	.001	.002	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.002	.001	.001	.002	.002
Distributions from net investment income	(.002)	(.002)	(.001)	(.001)	(.002)	(.002)
Total distributions	(.002)	(.002)	(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.23%	.22%	.10%	.10%	.20%	.21%
Ratios to Average Net AssetsD
Expenses before reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.44%E	.21%	.09%	.10%	.20%	.20%
Supplemental Data
Net assets, end of period (in millions)	$9,179	$21,863	$36,919	$40,143	$37,824	$32,286

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/16	% of fund's investments 3/31/16	% of fund's investments 9/30/15
1 - 7	78.7	47.8	55.5
8 - 30	9.9	13.8	17.9
31 - 60	10.0	8.8	6.0
61 - 90	0.0	15.0	12.6
91 - 180	1.4	14.6	8.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Certificates of Deposit	16.8%
Commercial Paper	5.1%
Variable Rate Demand Notes (VRDNs)	0.4%
U.S. Treasury Debt	4.0%
U.S. Government Agency Debt	4.3%
Non-Negotiable Time Deposit	13.5%
Other Instruments	2.6%
Repurchase Agreements	53.3%

As of March 31, 2016
Certificates of Deposit	42.3%
Commercial Paper	6.3%
Variable Rate Demand Notes (VRDNs)	0.1%
U.S. Treasury Debt	5.3%
U.S. Government Agency Debt	2.8%
Non-Negotiable Time Deposit	17.3%
Repurchase Agreements	26.5%
Net Other Assets (Liabilities)*	(0.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	9/30/16	6/30/16	3/31/16	12/31/15	9/30/15
Class I	0.40%	0.44%	0.39%	0.28%	0.10%
Class II	0.25%	0.29%	0.24%	0.13%	0.01%
Class III	0.15%	0.19%	0.14%	0.03%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.35%	0.39%	0.34%	0.23%	0.05%
Institutional Class	0.44%	0.48%	0.43%	0.32%	0.14%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2016, the most recent period shown in the table, would have been 0.36% for Class I, 0.21% for Class II, 0.10% for Class III, -0.06% for Class IV, 0.30% for Select Class and 0.39% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Prime Money Market Portfolio

Investments September 30, 2016

Showing Percentage of Net Assets

Certificate of Deposit - 16.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.9%
State Street Bank & Trust Co.
11/28/16	0.91%	$159,000	$159,000
Wells Fargo Bank NA
11/1/16	0.91	250,000	250,000
			409,000
New York Branch, Yankee Dollar, Foreign Banks - 13.9%
Bank of Montreal Chicago
11/10/16	0.87 (b)	118,000	118,000
Bank of Nova Scotia
11/21/16 to 1/3/17	0.94 to 0.95 (b)	475,000	475,000
Canadian Imperial Bank of Commerce
12/12/16 to 1/20/17	0.92 to 0.97 (b)	600,000	600,000
Toronto-Dominion Bank New York Branch
2/1/17	0.97 (b)	200,000	200,000
UBS AG
11/7/16 to 1/10/17	0.88 to 1.05 (b)	550,000	550,000
			1,943,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,352,000)			2,352,000

Financial Company Commercial Paper - 5.1%
Bank of Nova Scotia
12/5/16	0.93 (b)	265,000	265,000
National Australia Bank Ltd.
10/3/16	0.65	250,000	249,991
Toyota Motor Credit Corp.
11/8/16	0.88 (b)	200,000	200,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $714,991)			714,991

U.S. Treasury Debt - 4.0%
U.S. Treasury Obligations - 4.0%
U.S. Treasury Notes
10/31/17 to 4/30/18
(Cost $559,892)	0.42 to 0.44 (b)	560,000	559,892

Other Instrument - 2.6%
Master Notes - 2.6%
Toyota Motor Credit Corp.
10/7/16
(Cost $360,000)	0.87 (b)	360,000	360,000

Variable Rate Demand Note - 0.4%
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
10/7/16	0.65 (b)	37,000	37,000
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 10/7/16, LOC Wells Fargo Bank NA, VRDN
10/7/16	0.65 (b)	25,155	25,155
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $62,155)			62,155

U.S. Government Agency Debt - 4.3%
Federal Agencies - 4.3%
Federal Home Loan Bank
2/3/17	0.62 (b)	370,000	369,940
Freddie Mac
4/20/17	0.54 (b)	242,000	241,980
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $611,920)			611,920

Non-Negotiable Time Deposit - 13.5%
Time Deposits - 13.5%
BNP Paribas
10/3/16	0.30	1,000,000	1,000,000
Credit Agricole CIB
10/3/16	0.30	900,000	900,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,900,000)			1,900,000

U.S. Government Agency Repurchase Agreement - 25.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.49% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	$1,794,756	$1,794,682
0.52% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	1,750,818	1,750,743
With Deutsche Bank Securities, Inc. at 0.57%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $28,561,450, 1.63%, 2/15/26)	28,001	28,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $3,573,425)		3,573,425

U.S. Treasury Repurchase Agreement - 1.9%
With:
Barclays Capital, Inc. at 0.47%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $40,801,599, 0.00% - 1.75%, 12/08/16 - 5/31/23)	40,002	40,000
Deutsche Bank Securities, Inc. at 0.55%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $51,002,426, 2.13%, 5/15/25)	50,002	50,000
Mizuho Securities U.S.A., Inc. at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $52,046,358, 1.38%, 2/29/20)	51,002	51,000
Royal Bank of Canada at 0.54%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $125,739,672, 0.63% - 1.63%, 6/30/18 - 6/30/20)	123,006	123,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $264,000)		264,000

Other Repurchase Agreement - 25.9%
Other Repurchase Agreement - 25.9%
With:
Citigroup Global Markets, Inc. at:
0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $325,091,692)	301,011	301,000
0.75%, dated:
9/27/16 due 10/4/16 (Collateralized by Corporate Obligations valued at $71,288,910, 0.78% - 5.06%, 9/25/35 - 12/26/50)	66,010	66,000
9/29/16 due 10/6/16 (Collateralized by Corporate Obligations valued at $62,645,220, 0.84% - 5.60%, 11/25/36 - 7/03/50)	58,008	58,000
Credit Suisse Securities (U.S.A.) LLC at 0.6%, dated 9/30/16 due 10/6/16 (Collateralized by Mortgage Loan Obligations valued at $49,451,614, 3.88% - 6.00%, 9/27/31 - 12/25/65)	43,004	43,000
HSBC Securities, Inc. at 0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $112,352,372, 1.25% - 9.25%, 3/22/17 - 10/19/75)	107,004	107,000
ING Financial Markets LLC at:
0.55%, dated 9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $139,326,413)	129,006	129,000
0.63%, dated 9/30/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $70,202,090, 5.75% - 14.00%, 2/01/21 - 6/01/23)	65,003	65,000
J.P. Morgan Securities, LLC at 1.37%, dated 5/18/16 due 11/14/16 (Collateralized by Mortgage Loan Obligations valued at $454,815,977, 0.00% - 107.07%, 12/15/27 - 6/25/56) (b)(c)	421,879	419,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.71%, dated:
9/15/16 due 10/3/16 (Collateralized by Equity Securities valued at $48,617,301)	45,016	45,000
9/28/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $33,457,732, 0.25% - 5.50%, 10/02/17 - 2/01/33)	31,009	31,000
Mizuho Securities U.S.A., Inc. at:
0.41%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations valued at $510,018,473, 2.00% - 9.50%, 2/01/29 - 12/01/32)	500,017	500,000
0.63%, dated:
9/20/16 due 10/4/16 (Collateralized by Equity Securities valued at $64,814,765)	60,015	60,000
9/21/16 due 10/5/16 (Collateralized by Equity Securities valued at $70,214,768)	65,016	65,000
9/22/16 due 10/6/16 (Collateralized by Equity Securities valued at $174,993,687)	162,040	162,000
9/28/16 due 10/7/16 (Collateralized by Equity Securities valued at $108,009,585)	100,026	100,000
9/30/16 due 10/7/16 (Collateralized by Equity Securities valued at $95,045,011)	88,022	88,000
0.8%, dated 9/22/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $28,566,982, 0.85% - 7.50%, 9/30/17 - 11/01/34)	28,009	28,000
RBC Capital Markets Co. at:
0.75%, dated 7/22/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $245,193,134, 0.00% - 7.00%, 5/25/23 - 8/15/46)	238,446	238,000
0.99%, dated 9/26/16 due 10/7/16 (Collateralized by Municipal Bond Obligations valued at $172,442,170, 5.00%, 8/01/30 - 12/01/44)	164,397	164,000
SG Americas Securities, LLC at 0.75%, dated:
9/27/16 due 10/4/16 (Collateralized by Corporate Obligations valued at $113,951,106, 0.75% - 12.00%, 8/18/17 - 4/01/47)	106,015	106,000
9/28/16 due 10/5/16 (Collateralized by Corporate Obligations valued at $111,376,467, 1.50% - 10.00%, 2/23/18 - 4/01/47)	104,015	104,000
Wells Fargo Securities LLC at:
0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $132,844,768)	123,004	123,000
0.48%, dated 9/30/16 due 10/3/16:
(Collateralized by Corporate Obligations valued at $303,492,163, 0.25% - 8.25%, 3/01/17 - 12/01/40)	281,011	281,000
(Collateralized by Corporate Obligations valued at $166,326,653, 0.00% - 6.25%, 11/01/17 - 8/15/56)	154,006	154,000
0.55%, dated 9/30/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $67,323,086, 0.00% - 1.88%, 10/03/16 - 9/20/21)	66,007	66,000
0.6%, dated 9/30/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $135,315,975, 0.00% - 8.88%, 10/07/16 - 12/15/53)	129,015	129,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $3,632,000)		3,632,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,030,383)		14,030,383
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,090)
NET ASSETS - 100%		$14,028,293

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value(000s)
$1,794,682,000 due 10/03/16 at 0.49%
BNP Paribas, S.A.	$667,154
Bank of America NA	21,210
Credit Agricole CIB New York Branch	251,129
HSBC Securities (USA), Inc.	424,219
ING Financial Markets LLC	84,841
Merrill Lynch, Pierce, Fenner & Smith, Inc.	134,027
Societe Generale	212,102
$1,794,682
$1,750,743,000 due 10/03/16 at 0.52%
BNP Paribas, S.A.	65,601
Bank of America NA	323,937
Citibank NA	250,914
Credit Agricole CIB New York Branch	45,729
HSBC Securities (USA), Inc.	278,780
J.P. Morgan Securities, Inc.	7,422
Merrill Lynch, Pierce, Fenner & Smith, Inc.	62,250
Mizuho Securities USA, Inc.	137,907
Wells Fargo Securities LLC	578,203
$1,750,743

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016
Assets
Investment in securities, at value (including repurchase agreements of $7,469,425) — See accompanying schedule: Unaffiliated issuers (cost $14,030,383)		$14,030,383
Interest receivable		7,733
Prepaid expenses		177
Receivable from investment adviser for expense reductions		1,309
Other receivables		384
Total assets		14,039,986
Liabilities
Payable for fund shares redeemed	$262
Distributions payable	4,528
Accrued management fee	4,596
Transfer agent fee payable	1,183
Distribution and service plan fees payable	212
Other affiliated payables	141
Other payables and accrued expenses	771
Total liabilities		11,693
Net Assets		$14,028,293
Net Assets consist of:
Paid in capital		$14,038,612
Distributions in excess of net investment income		(5)
Accumulated undistributed net realized gain (loss) on investments		(10,314)
Net Assets		$14,028,293
Class I:
Net Asset Value, offering price and redemption price per share ($2,551,106 ÷ 2,550,405 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($170,657 ÷ 170,628 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($254,526 ÷ 254,473 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($21 ÷ 21 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($40,982 ÷ 40,969 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($11,011,001 ÷ 11,009,114 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2016
Investment Income
Interest		$168,046
Expenses
Management fee	$40,330
Transfer agent fees	10,326
Distribution and service plan fees	1,735
Accounting fees and expenses	1,026
Custodian fees and expenses	407
Independent trustees' fees and expenses	136
Registration fees	116
Audit	30
Legal	82
Miscellaneous	164
Total expenses before reductions	54,352
Expense reductions	(9,944)	44,408
Net investment income (loss)		123,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		36
Total net realized gain (loss)		36
Net increase in net assets resulting from operations		$123,674

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2016	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,638	$102,537
Net realized gain (loss)	36	894
Net increase in net assets resulting from operations	123,674	103,431
Distributions to shareholders from net investment income	(123,979)	(101,456)
Distributions to shareholders from net realized gain	(10,350)	–
Total distributions	(134,329)	(101,456)
Share transactions - net increase (decrease)	(44,180,422)	16,711,766
Total increase (decrease) in net assets	(44,191,077)	16,713,741
Net Assets
Beginning of period	58,219,370	41,505,629
End of period	$14,028,293	$58,219,370
Other Information
Undistributed net investment income end of period	$–	$336
Distributions in excess of net investment income end of period	$(5)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class I

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	–A	–A	.001	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.002	–A	–A	.001	.001
Distributions from net investment income	(.002)	(.002)	–A	–A	(.001)	(.001)
Distributions from net realized gain	–A	–	–	–	–	–
Total distributions	(.002)	(.002)	–A	–A	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.22%	.17%	.01%	.02%	.09%	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.19%	.19%	.20%	.20%
Expenses net of all reductions	.18%E	.18%	.19%	.19%	.20%	.20%
Net investment income (loss)	.40%E	.18%	.01%	.02%	.09%	.10%
Supplemental Data
Net assets, end of period (in millions)	$2,551	$9,638	$6,236	$7,816	$10,332	$15,149

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class II

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss) A	–	–	–	–	–	–
Total from investment operations	.001	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	–	–	–	–	–
Total distributions	(.001)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.16%	.06%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.28%	.20%	.19%	.28%	.29%
Expenses net of all reductions	.33%E	.28%	.20%	.19%	.28%	.29%
Net investment income (loss)	.25%E	.09%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$171	$245	$454	$419	$487	$828

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class III

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Distributions from net realized gain	–A	–	–	–	–	–
Total distributions	(.001)	–A	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.09%	.04%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.45%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.31%	.20%	.19%	.28%	.29%
Expenses net of all reductions	.43%E	.31%	.20%	.19%	.28%	.29%
Net investment income (loss)	.15%E	.06%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$255	$894	$1,011	$1,967	$1,790	$1,543

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class IV

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.70%E	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.58%E	.33%	.20%	.18%	.29%	.29%
Expenses net of all reductions	.58%E	.33%	.20%	.18%	.29%	.29%
Net investment income (loss)	- %E,F	.03%	.01%	.02%	- %F	.01%
Supplemental Data
Net assets, end of period (in millions)	$–	$184	$207	$100	$37	$65

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Select Class

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	.001
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	(.001)
Distributions from net realized gain	–A	–	–	–	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.18%	.12%	.01%	.01%	.05%	.05%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.20%	.19%	.25%	.25%
Expenses net of all reductions	.23%E	.23%	.20%	.19%	.25%	.25%
Net investment income (loss)	.35%E	.13%	.01%	.01%	.05%	.05%
Supplemental Data
Net assets, end of period (in millions)	$41	$771	$1,068	$1,173	$1,724	$1,207

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Institutional Class

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	.001	.001	.002	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.002	.001	.001	.002	.002
Distributions from net investment income	(.002)	(.002)	(.001)	(.001)	(.002)	(.002)
Distributions from net realized gain	–A	–	–	–	–	–
Total distributions	(.002)	(.002)	(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.24%	.21%	.07%	.06%	.15%	.16%
Ratios to Average Net AssetsD
Expenses before reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.44%E	.22%	.07%	.06%	.15%	.16%
Supplemental Data
Net assets, end of period (in millions)	$11,011	$46,487	$32,529	$26,896	$30,681	$34,433

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/16
1 - 7	79.2
8 - 30	7.1
31 - 60	6.5
61 - 90	7.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Certificates of Deposit	14.0%
Commercial Paper	39.4%
Variable Rate Demand Notes (VRDNs)	7.9%
Non-Negotiable Time Deposit	3.3%
Repurchase Agreements	31.1%
Net Other Assets (Liabilities)	4.3%

Current And Historical 7-Day Yields

	9/30/16	6/30/16
Class I	0.44%	0.33%
Class II	0.29%	0.18%
Class III	0.19%	0.08%
Select Class	0.39%	0.28%
Institutional Class	0.48%	0.37%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2016, the most recent period shown in the table, would have been 0.21% for Class I, 0.06% for Class II, -0.04% for Class III, 0.16% for Select Class and 0.24% for Institutional Class.

Prime Reserves Portfolio

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 14.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 14.0%
Bank of Montreal Chicago
10/3/16 to 12/21/16	0.43 to 0.90%	$23,000	$22,998
BNP Paribas New York Branch
10/31/16	0.92	5,000	5,000
Landesbank Baden-Wuerttemberg New York Branch
10/3/16 to 10/6/16	0.45	12,000	12,000
Mitsubishi UFJ Trust & Banking Corp.
11/10/16	0.95	5,000	5,000
Mizuho Corporate Bank Ltd.
10/20/16	0.90	5,000	5,000
Sumitomo Mitsui Banking Corp.
10/3/16 to 10/6/16	0.43	17,000	17,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $66,998)			66,998

Financial Company Commercial Paper - 21.1%
ABN AMRO Funding U.S.A. LLC
11/3/16 to 12/2/16	0.80 to 0.89	10,000	9,989
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/4/16 to 10/13/16	0.60 to 0.80	6,000	5,999
Bayerische Landesbank
10/4/16 to 10/6/16	0.47	13,000	12,999
BPCE SA
10/31/16 to 12/21/16	0.91 to 1.00	10,000	9,985
Caisse centrale Desjardins
12/15/16	0.90	5,000	4,991
Credit Agricole CIB
10/6/16	0.42	20,000	19,999
Landesbank Baden-Wurttemberg
10/4/16 to 10/5/16	0.48	10,000	10,000
Sumitomo Mitsui Banking Corp.
10/18/16	0.85	5,000	4,998
Sumitomo Trust & Banking Co. Ltd.
10/3/16	0.42	22,000	21,999
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $100,959)			100,959

Asset Backed Commercial Paper - 16.5%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

10/11/16	0.72	5,000	4,999
10/3/16	0.45	1,500	1,500
10/3/16	0.45	1,750	1,750
10/6/16	0.43	6,000	6,000
11/1/16	0.90	5,000	4,996
12/13/16	1.00	3,000	2,994
Autobahn Funding Co. LLC (Liquidity Facility DZ BANK AG)
10/6/16	0.41	20,000	19,999
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

10/4/16	0.47	15,000	14,999
12/14/16	1.00	5,000	4,990
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

10/11/16	0.63	5,000	4,999
10/11/16	0.48	3,000	3,000
10/20/16	0.90	5,000	4,998
10/4/16	0.45	2,000	2,000
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
10/3/16	0.50	2,000	2,000
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $79,224)			79,224

Non-Financial Company Commercial Paper - 1.8%
BAT International Finance PLC
10/4/16	0.70	1,000	1,000
Eversource Energy
10/4/16	0.63	2,000	2,000
Florida Power & Light Co.
10/6/16	0.54	2,000	2,000
Sempra Global
10/13/16	0.92	500	500
UnitedHealth Group, Inc.
10/3/16	0.54	3,000	3,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $8,500)			8,500

Variable Rate Demand Note - 7.9%
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth. Series 2013 B6, 0.88% 10/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN
10/7/16	0.88 (b)	1,700	1,700
Georgia - 1.4%
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.88% 10/3/16, VRDN
10/3/16	0.88 (b)(c)	6,900	6,900
Louisiana - 0.4%
Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 0.9% 10/7/16, LOC Freddie Mac, VRDN
10/7/16	0.90 (b)	2,000	2,000
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.86% 10/7/16, LOC Fannie Mae, VRDN
10/7/16	0.86 (b)(c)	2,475	2,475
New York - 3.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.86% 10/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN
10/7/16	0.86 (b)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB3, 0.86% 10/7/16 (Liquidity Facility Royal Bank of Canada), VRDN
10/7/16	0.86 (b)	4,000	4,000
New York City Transitional Fin. Auth. Rev. Series 2001 A, 0.88% 10/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN
10/7/16	0.88 (b)	2,200	2,200
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.89% 10/3/16, LOC Landesbank Hessen-Thuringen, VRDN
10/3/16	0.89 (b)(c)	2,500	2,500
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 0.88% 10/7/16, LOC Landesbank Hessen-Thuringen, VRDN
10/7/16	0.88 (b)	3,000	3,000
New York Hsg. Fin. Agcy. Rev. Series 2014 A, 0.88% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN
10/7/16	0.88 (b)	1,950	1,950
			14,650
Ohio - 1.4%
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2002 I, 0.84% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN
10/7/16	0.84 (b)	6,815	6,815
Texas - 0.4%
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.86% 10/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN
10/7/16	0.86 (b)	1,995	1,995
Virginia - 0.3%
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 A, 0.83% 10/3/16, LOC Mizuho Corporate Bank Ltd., VRDN
10/3/16	0.83 (b)(c)	1,300	1,300
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $37,835)			37,835

Non-Negotiable Time Deposit - 3.3%
Time Deposits - 3.3%
Barclays Bank PLC
10/3/16
(Cost $16,000)	0.45	16,000	16,000

U.S. Government Agency Repurchase Agreement - 4.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.52% dated 9/30/16 due 10/3/16 (Collateralized by U.S. Government Obligations) #	$21,999	$21,998
With Deutsche Bank Securities, Inc. at 0.57%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $1,020,059, 1.63%, 2/15/26)	1,000	1,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $22,998)		22,998

U.S. Treasury Repurchase Agreement - 2.5%
With:
Barclays Capital, Inc. at 0.47%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $1,020,056, 1.38% - 2.75%, 12/31/17 - 2/29/20)	1,000	1,000
Deutsche Bank Securities, Inc. at 0.55%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $1,020,059, 1.63%, 2/15/26)	1,000	1,000
Mizuho Securities U.S.A., Inc. at 0.53%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $1,026,993, 1.75%, 1/31/23)	1,000	1,000
Nomura Securities International, Inc. at 0.5%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $5,119,242, 1.50%, 2/28/23)	5,000	5,000
RBS Securities, Inc. at 0.48%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $1,031,119, 4.25%, 5/15/39)	1,000	1,000
Royal Bank of Canada at 0.54%, dated 9/30/16 due 10/3/16 (Collateralized by U.S. Treasury Obligations valued at $3,077,781, 1.38%, 10/31/20)	3,000	3,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $12,000)		12,000

Other Repurchase Agreement - 23.8%
Other Repurchase Agreement - 23.8%
With:
Citigroup Global Markets, Inc. at:
0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $7,560,300)	7,000	7,000
0.6%, dated 9/28/16 due 10/5/16 (Collateralized by Equity Securities valued at $4,320,403)	4,000	4,000
0.75%, dated:
9/27/16 due 10/4/16 (Collateralized by Corporate Obligations valued at $1,080,135, 2.29%, 3/09/45)	1,000	1,000
9/29/16 due 10/6/16 (Collateralized by Corporate Obligations valued at $1,080,090, 2.29%, 3/09/45)	1,000	1,000
Credit Suisse Securities (U.S.A.) LLC at:
0.6%, dated 9/30/16 due 10/6/16 (Collateralized by Mortgage Loan Obligations valued at $1,152,772, 6%, 12/25/65)	1,000	1,000
0.65%, dated 9/29/16 due 10/6/16 (Collateralized by Mortgage Loan Obligations valued at $4,600,214, 6.00%, 12/25/65)	4,001	4,000
Deutsche Bank Securities, Inc. at 0.75%, dated 9/27/16 due 10/4/16 (Collateralized by Municipal Bond Obligations valued at $6,300,788, 4.13%, 7/01/38)	6,001	6,000
HSBC Securities, Inc. at 0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $2,100,262, 2.65% - 4.95%, 2/01/22 - 10/13/45)	2,000	2,000
ING Financial Markets LLC at:
0.55%, dated 9/30/16 due 10/3/16:
(Collateralized by Equity Securities valued at $1,080,066)	1,000	1,000
(Collateralized by Equity Securities valued at $1,080,052)	1,000	1,000
(Collateralized by Equity Securities valued at $3,240,152)	3,000	3,000
0.63%, dated 9/30/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $1,084,397, 7.88%, 2/01/21)	1,000	1,000
J.P. Morgan Clearing Corp. at:
0.66%, dated 9/22/16 due 10/7/16 (Collateralized by Equity Securities valued at $5,435,682)	5,003	5,000
1.37%, dated 9/22/16 due 10/31/16 (Collateralized by Corporate Obligations valued at $1,087,998, 0.25% - 4.50%, 11/15/17 - 3/01/19)(b)(d)	1,001	1,000
J.P. Morgan Securities, LLC at 0.57%, dated 9/29/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $16,321,318, 3.50%, 2/01/45)	16,002	16,000
Merrill Lynch, Pierce, Fenner & Smith at 0.55%, dated:
9/29/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $9,270,567, 0.59% - 5.91%, 11/15/37 - 10/20/64)	9,001	9,000
9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $2,160,105)	2,000	2,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.71%, dated:
9/15/16 due 10/3/16 (Collateralized by Corporate Obligations valued at $1,080,384, 2.00% - 4.75%, 4/15/19 - 12/15/26)	1,000	1,000
9/28/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $1,080,107, 1.00% - 5.50%, 6/15/18 - 12/15/35)	1,000	1,000
Mizuho Securities U.S.A., Inc. at:
0.63%, dated:
9/20/16 due 10/4/16 (Collateralized by Equity Securities valued at $1,080,255)	1,000	1,000
9/21/16 due 10/5/16 (Collateralized by Equity Securities valued at $1,080,261)	1,000	1,000
9/22/16 due 10/6/16 (Collateralized by Equity Securities valued at $2,160,436)	2,000	2,000
9/23/16 due 10/7/16 (Collateralized by Equity Securities valued at $2,160,392)	2,000	2,000
9/26/16 due 10/7/16 (Collateralized by Equity Securities valued at $3,240,399)	3,001	3,000
9/27/16 due 10/7/16 (Collateralized by Equity Securities valued at $1,080,133)	1,000	1,000
9/30/16 due 10/7/16 (Collateralized by Equity Securities valued at $2,160,135)	2,000	2,000
0.8%, dated 9/22/16 due 10/6/16 (Collateralized by U.S. Government Obligations valued at $1,020,882, 1.88% - 2.14%, 10/06/20 - 12/28/20)	1,000	1,000
1.65%, dated 8/1/16 due 10/31/16 (Collateralized by U.S. Government Obligations valued at $2,065,948, 5.37% - 5.94%, 12/25/41 - 1/15/42)	2,008	2,000
1.75%, dated 8/2/16 due 11/1/16 (Collateralized by U.S. Government Obligations valued at $2,066,209, 5.37% - 5.48%, 12/25/41)	2,009	2,000
RBC Capital Markets Co. at:
0.75%, dated 7/22/16 due 10/7/16 (Collateralized by U.S. Government Obligations valued at $2,063,133, 4.00% - 6.19%, 4/15/39 - 6/15/44)	2,004	2,000
0.99%, dated 9/26/16 due 10/7/16 (Collateralized by Municipal Bond Obligations valued at $2,301,478, 4.00%, 7/01/37)	2,005	2,000
SG Americas Securities, LLC at 0.75%, dated:
9/27/16 due 10/4/16 (Collateralized by Corporate Obligations valued at $2,101,076, 2.35%, 3/05/20)	2,000	2,000
9/28/16 due 10/5/16 (Collateralized by Corporate Obligations valued at $2,101,073, 2.35% - 4.20%, 3/05/20 - 12/15/44)	2,000	2,000
Wells Fargo Securities LLC at:
0.43%, dated 9/30/16 due 10/3/16 (Collateralized by Equity Securities valued at $4,320,198)	4,000	4,000
0.48%, dated 9/30/16 due 10/3/16:
(Collateralized by Equity Securities valued at $6,480,267)	6,000	6,000
(Collateralized by Mortgage Loan Obligations valued at $4,320,173, 0.77% - 2.96%, 10/25/34 - 6/25/46)	4,000	4,000
0.55%, dated 9/30/16 due 10/7/16 (Collateralized by Corporate Obligations valued at $2,100,610, 2.50% - 3.38%, 3/05/18 - 9/17/20)	2,000	2,000
0.6%, dated:
9/27/16 due 10/4/16 (Collateralized by Equity Securities valued at $2,160,216)	2,000	2,000
9/30/16 due:
10/3/16 (Collateralized by Equity Securities valued at $1,080,070)	1,000	1,000
10/07/16(Collateralized by Corporate Obligations valued at $3,150,158, 3.40%, 10/01/46)	3,000	3,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $114,000)		114,000
TOTAL INVESTMENT PORTFOLIO - 95.7%
(Cost $458,514)		458,514
NET OTHER ASSETS (LIABILITIES) - 4.3%		20,733
NET ASSETS - 100%		$479,247

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value(000s)
$21,998,000 due 10/03/16 at 0.52%
BNP Paribas, S.A.	$826
BNY Mellon Capital Markets LLC	449
Bank of America NA	4,072
Citibank NA	875
Credit Agricole CIB New York Branch	576
HSBC Securities (USA), Inc.	3,051
J.P. Morgan Securities, Inc.	3,095
Merrill Lynch, Pierce, Fenner & Smith, Inc.	407
Mizuho Securities USA, Inc.	1,008
Societe Generale	374
Wells Fargo Bank, NA	860
Wells Fargo Securities LLC	6,405
$21,998

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $148,998) — See accompanying schedule: Unaffiliated issuers (cost $458,514)		$458,514
Receivable for fund shares sold		20,949
Interest receivable		75
Prepaid expenses		1
Receivable from investment adviser for expense reductions		67
Total assets		479,606
Liabilities
Payable for fund shares redeemed	$187
Distributions payable	9
Accrued management fee	57
Custody fees payable	43
Registration fees payable	28
Other affiliated payables	21
Other payables and accrued expenses	14
Total liabilities		359
Net Assets		$479,247
Net Assets consist of:
Paid in capital		$479,247
Net Assets		$479,247
Class I:
Net Asset Value, offering price and redemption price per share ($104,070 ÷ 104,070 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($1,001 ÷ 1,001 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,000 ÷ 1,000 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($1,001 ÷ 1,001 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($372,175 ÷ 372,175 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		For the period June 2, 2016 (commencement of operations) to September 30, 2016 (Unaudited)
Investment Income
Interest (including $5 from affiliated interfund lending)		$542
Expenses
Management fee	$136
Transfer agent fees	33
Distribution and service plan fees	1
Accounting fees and expenses	15
Custodian fees and expenses	45
Registration fees	85
Audit	16
Miscellaneous	3
Total expenses before reductions	334
Expense reductions	(191)	143
Net investment income (loss)		399
Net increase in net assets resulting from operations		$399

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	For the period June 2, 2016 (commencement of operations) to September 30, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$399
Net increase in net assets resulting from operations	399
Distributions to shareholders from net investment income	(399)
Share transactions - net increase (decrease)	479,247
Total increase (decrease) in net assets	479,247
Net Assets
Beginning of period	–
End of period	$479,247

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Class I

Period ended (Unaudited) September 30,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.001
Net realized and unrealized gain (loss)	–
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$1.00
Total ReturnB,C	.12%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E
Expenses net of fee waivers, if any	.18%E
Expenses net of all reductions	.18%E
Net investment income (loss)	.38%E
Supplemental Data
Net assets, end of period (in millions)	$104

 A For the period June 2, 2016 (commencement of operations) to September 30, 2016.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Class II

Period ended (Unaudited) September 30,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.001
Net realized and unrealized gain (loss)	–
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$1.00
Total ReturnB,C	.07%
Ratios to Average Net AssetsD
Expenses before reductions	.81%E
Expenses net of fee waivers, if any	.33%E
Expenses net of all reductions	.33%E
Net investment income (loss)	.23%E
Supplemental Data
Net assets, end of period (in millions)	$1

 A For the period June 2, 2016 (commencement of operations) to September 30, 2016.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Class III

Period ended (Unaudited) September 30,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)B	–
Net realized and unrealized gain (loss)	–
Total from investment operationsB	–
Distributions from net investment incomeB	–
Total distributionsB	–
Net asset value, end of period	$1.00
Total ReturnC,D	.03%
Ratios to Average Net AssetsE
Expenses before reductions	.91%F
Expenses net of fee waivers, if any	.43%F
Expenses net of all reductions	.43%F
Net investment income (loss)	.13%F
Supplemental Data
Net assets, end of period (in millions)	$1

 A For the period June 2, 2016 (commencement of operations) to September 30, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Select Class

Period ended (Unaudited) September 30,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.001
Net realized and unrealized gain (loss)	–
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$1.00
Total ReturnB,C	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E
Expenses net of fee waivers, if any	.23%E
Expenses net of all reductions	.23%E
Net investment income (loss)	.33%E
Supplemental Data
Net assets, end of period (in millions)	$1

 A For the period June 2, 2016 (commencement of operations) to September 30, 2016.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Reserves Portfolio Institutional Class

Period ended (Unaudited) September 30,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00
Income from Investment Operations
Net investment income (loss)	.001
Net realized and unrealized gain (loss)	–
Total from investment operations	.001
Distributions from net investment income	(.001)
Total distributions	(.001)
Net asset value, end of period	$1.00
Total ReturnB,C	.13%
Ratios to Average Net AssetsD
Expenses before reductions	.34%E
Expenses net of fee waivers, if any	.14%E
Expenses net of all reductions	.14%E
Net investment income (loss)	.42%E
Supplemental Data
Net assets, end of period (in millions)	$372

 A For the period June 2, 2016 (commencement of operations) to September 30, 2016.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 9/30/16	% of fund's investments 3/31/16	% of fund's investments 9/30/15
1 - 7	76.3	75.4	77.8
8 - 30	1.8	1.4	2.2
31 - 60	4.5	3.6	3.4
61 - 90	3.7	3.3	1.8
91 - 180	2.0	9.8	2.9
> 180	11.7	6.5	11.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2016
Variable Rate Demand Notes (VRDNs)	30.5%
Tender Option Bond	21.9%
Other Municipal Security	26.0%
Investment Companies	20.4%
Net Other Assets (Liabilities)	1.2%

As of March 31, 2016
Variable Rate Demand Notes (VRDNs)	44.2%
Tender Option Bond	13.1%
Other Municipal Security	28.3%
Investment Companies	12.3%
Net Other Assets (Liabilities)	2.1%

Current And Historical 7-Day Yields

	9/30/16	6/30/16	03/31/16	12/31/15	09/30/15
Class I	0.63%	0.30%	0.13%	0.01%	0.01%
Class II	0.48%	0.15%	0.01%	0.01%	0.01%
Class III	0.38%	0.05%	0.01%	0.01%	0.01%
Select Class	0.58%	0.24%	0.08%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2016, the most recent period shown in the table, would have been 0.59% for Class I, 0.44% for Class II, 0.34% for Class III and 0.54% for Select Class.

Tax-Exempt Portfolio

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 30.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.6%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.91% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	$10,455	$10,455
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.92% 10/7/16, VRDN (a)	1,250	1,250
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 B, 0.84% 10/7/16, LOC Bank of America NA, VRDN (a)	9,000	9,000
		20,705
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.91% 10/7/16, VRDN (a)	2,200	2,200
California - 0.1%
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.92% 10/3/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	1,300	1,300
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.82% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,520	2,520
Connecticut - 2.2%
Connecticut Gen. Oblig. Series 2016 C, 0.88% 10/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	3,650	3,650
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.83% 10/7/16, LOC Bank of America NA, VRDN (a)	10,900	10,900
Connecticut Hsg. Fin. Auth.:
Series 2011 C1, 0.9% 10/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,235	10,235
Series 2011 E3, 0.88% 10/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,650	1,650
Series E 3, 0.86% 10/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,000	1,000
		27,435
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1% 10/7/16, VRDN (a)	300	300
Series 1999 A, 0.87% 10/7/16, VRDN (a)	300	300
		600
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 0.89% 10/7/16, LOC Freddie Mac, VRDN (a)	2,000	2,000
(Pentacle Apts. Proj.) Series 2008, 0.91% 10/7/16, LOC Freddie Mac, VRDN (a)	3,150	3,150
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.9% 10/7/16, LOC Bank of America NA, VRDN (a)	1,235	1,235
(Washington Drama Society, Inc. Proj.) Series 2008, 0.9% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.86% 10/7/16, LOC Royal Bank of Canada, VRDN (a)	3,600	3,600
		11,185
Florida - 0.6%
North Broward Hosp. District Rev. Series 2005 A, 0.83% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,700	7,700
Georgia - 1.2%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.92% 10/7/16, VRDN (a)	1,400	1,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.9% 10/3/16, VRDN (a)	3,100	3,100
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.83% 10/7/16, LOC Bank of America NA, VRDN (a)	2,600	2,600
Series 2010 B, 0.83% 10/7/16, LOC Bank of America NA, VRDN (a)	1,605	1,605
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.87% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,300	2,300
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.88% 10/7/16, LOC Northern Trust Co., VRDN (a)	3,900	3,900
		14,905
Illinois - 3.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.87% 10/7/16, LOC Barclays Bank PLC, VRDN (a)	1,400	1,400
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.86% 10/7/16, LOC Northern Trust Co., VRDN(a)	7,100	7,100
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.9% 10/7/16, LOC Barclays Bank PLC, VRDN (a)	4,120	4,120
(The Carle Foundation Proj.) Series 2009 C, 0.88% 10/7/16, LOC Northern Trust Co., VRDN (a)	3,200	3,200
Series 2009 A, 0.88% 10/7/16, LOC BMO Harris Bank NA, VRDN (a)	10,815	10,815
Illinois Gen. Oblig. Series 2003 B, 0.88% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A-2A, 0.89% 10/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,400	3,400
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.91% 10/7/16, LOC Freddie Mac, VRDN (a)	6,000	6,000
		37,335
Indiana - 0.6%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 0.83% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,780	7,780
Iowa - 2.8%
Iowa Fin. Auth. Poll. Cont. Facility Rev.:
(MidAmerican Energy Proj.) Series 2008 B, 0.85% 10/7/16, VRDN (a)	21,800	21,800
(Midamerican Energy Proj.) Series 2016 A, 0.85% 10/7/16, VRDN (a)	900	900
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 0.93% 10/3/16, LOC Bank of America NA, VRDN (a)	12,450	12,450
		35,150
Louisiana - 1.7%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.83% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	11,135	11,135
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.93% 10/7/16, LOC Bank of America NA, VRDN (a)	1,410	1,410
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.89% 10/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,200	3,200
Series 2010, 0.89% 10/7/16, LOC Mizuho Bank Ltd., VRDN (a)	1,200	1,200
Series 2011, 0.86% 10/7/16, LOC Bank of Nova Scotia, VRDN (a)	5,000	5,000
		21,945
Maryland - 0.4%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Adventist Healthcare Proj.) Series 2005 A, 0.87% 10/7/16, LOC MUFG Union Bank NA, VRDN (a)	5,600	5,600
Michigan - 1.7%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.83% 10/7/16, LOC Bank of America NA, VRDN (a)	20,840	20,840
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.9% 10/7/16, LOC Bank of America NA, VRDN (a)	10,150	10,150
Nevada - 0.5%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.86% 10/7/16, LOC Bank of America NA, VRDN (a)	5,750	5,750
New York - 5.4%
Nassau Health Care Corp. Rev. Series 2009 D1, 0.85% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,755	3,755
New York City Gen. Oblig. Series 2006 I8, 0.91% 10/3/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	10,000	10,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B1, 0.86% 10/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,000	6,000
Series 2014 AA, 0.91% 10/3/16 (Liquidity Facility Bank of Montreal Chicago), VRDN (a)	10,000	10,000
Series F2, 0.88% 10/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN(a)	1,300	1,300
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.86% 10/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,600	1,600
Series 2003 A2, 0.95% 10/3/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	3,000	3,000
New York Hsg. Fin. Agcy. Rev.:
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.84% 10/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,700	1,700
Series 2010 A, 0.87% 10/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
Series 2013 A, 0.84% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,800	4,800
Series 2013 A1, 0.8% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,600	17,600
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.84% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,200	6,200
		67,955
North Carolina - 0.6%
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.88% 10/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	1,030	1,030
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.82% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,500	1,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.91% 10/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	2,700	2,700
Piedmont Triad Arpt. Auth. Series 2008 A, 0.91% 10/7/16, LOC Branch Banking & Trust Co., VRDN (a)	2,595	2,595
		7,825
Ohio - 0.4%
Franklin County Hosp. Rev. Series 2009 B, 0.88% 10/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,100	1,100
Ohio Air Quality Dev. Auth. Rev. (TimkenSteel Proj.) Series 2003, 0.84% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
		4,600
Oklahoma - 0.1%
Univ. Hospitals Trust Rev. Series 2005 A, 0.84% 10/7/16, LOC Bank of America NA, VRDN (a)	1,300	1,300
Pennsylvania - 0.8%
Indiana County Hosp. Auth. Series 2014 B, 0.91% 10/7/16, LOC PNC Bank NA, VRDN (a)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.94% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	900	900
(Willow Valley Retirement Proj.) Series 2009 B, 0.89% 10/7/16, LOC PNC Bank NA, VRDN (a)	455	455
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	2,540	2,540
Series 2011 B, 0.88% 10/7/16, LOC PNC Bank NA, VRDN (a)	3,395	3,395
		10,690
Tennessee - 1.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.92% 10/7/16, LOC Bank of America NA, VRDN (a)	1,845	1,845
Series 2001, 0.92% 10/3/16, LOC Bank of America NA, VRDN (a)	17,960	17,960
		19,805
Texas - 1.9%
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev.:
(Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.86% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,600	2,600
(Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.88% 10/7/16, LOC Bank of America NA, VRDN (a)	6,745	6,745
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.91% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,425	5,425
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2009 B, 0.94% 10/3/16, VRDN (a)	1,800	1,800
Series 2010 C, 0.94% 10/3/16, VRDN (a)	300	300
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 0.98% 10/7/16 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.98% 10/7/16 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.98% 10/7/16 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.88% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,750	1,750
		24,520
Washington - 1.0%
King County Swr. Rev. Series 2001 A, 0.87% 10/7/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,900	5,900
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 0.87% 10/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	6,700	6,700
		12,600
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.95% 10/7/16, LOC Branch Banking & Trust Co., VRDN (a)	900	900
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.88% 10/7/16, VRDN (a)	1,400	1,400
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $384,695)		384,695

Tender Option Bond - 21.9%
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Arizona - 0.5%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series 16 XM 02 45, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,605	3,605
		6,605
California - 0.5%
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.04%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.91% 10/7/16 (Liquidity Facility Bank of America NA) (a)(c)	4,980	4,980
		6,380
Colorado - 0.9%
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.99% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	200	200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0004, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Series Floaters 16 XF1031, 1.01% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700	700
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 1.04%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,200	3,200
Participating VRDN Series XM 03 05, 0.88% 10/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,800	1,800
		10,800
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0091, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	390	390
District Of Columbia - 0.6%
District of Columbia Income Tax Rev. Participating VRDN:
Series Putters 3354, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,155	7,155
Series XF 23 41, 0.95% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	300	300
		7,455
Florida - 0.7%
Central Florida Expressway Bonds Series RBC E 62, 1.04%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,695	2,695
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,625	5,625
		8,320
Georgia - 0.6%
Private Colleges & Univs. Auth. Rev. Emory Univ. Participating VRDN Series Floaters 16 XF0517, 0.88% 10/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
Illinois - 1.5%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.09% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	100	100
Illinois Fin. Auth. Rev. Participating VRDN:
Series Putters 0022, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,795	3,795
Series Putters 3379, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.92% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series 15 XF2202, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 XM 0078, 0.9% 10/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,180	5,180
Series Floaters XM 03 94, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
The County of Cook Participating VRDN Series XF 23 13, 0.99% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	300	300
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.9% 10/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	500	500
		18,720
Indiana - 0.4%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.04%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,400	5,400
Kentucky - 0.3%
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.88% 10/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,100	3,100
Louisiana - 0.7%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.89% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,500	8,500
Massachusetts - 0.3%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.88% 10/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,300	1,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,630	2,630
		3,930
Michigan - 0.7%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	600	600
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.89% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,625	6,625
		9,225
Minnesota - 0.1%
Minnesota Gen. Oblig. Participating VRDN Series Clipper 09 59, 0.88% 10/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,100	1,100
Nevada - 0.7%
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,450	3,450
Series ROC II R 11507, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,345	5,345
		8,795
New Jersey - 0.0%
New Jersey St Transn Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.03% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300	300
New York - 2.8%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 14 0043, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	14,800	14,800
Series ROC II R 11916, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,235	1,235
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,800	3,800
Series ROC II R 14022, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,185	2,185
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,185	3,185
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
		35,320
North Carolina - 1.7%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0095, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,090	3,090
Series EGL 14 0051, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,800	8,800
Series EGL 14 0052, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,850	2,850
Series MS 15 ZM0105, 0.87% 10/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,185	2,185
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
		21,625
Oregon - 0.2%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Pennsylvania - 0.6%
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.04%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,100	5,100
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.04%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,400	2,400
		7,500
South Carolina - 0.5%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.96% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,470	2,470
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 10/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,800	3,800
		6,270
Tennessee - 0.2%
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.94% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Texas - 4.2%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,390	3,390
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Clipper 09 52, 0.88% 10/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	800	800
Series Putters 3227, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,995	2,995
Friendswood Independent School District Participating VRDN Series 16 XM 02 40, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300	1,300
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.89% 10/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	40,000	40,000
		53,485
Utah - 0.6%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, 1.04%, tender 11/3/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 0.9% 10/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,400	1,400
		6,930
Vermont - 0.2%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.94% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,850	2,850
Washington - 2.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.88% 10/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,885	2,885
King County Swr. Rev. Participating VRDN Series Floater 3090, 0.87% 10/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	7,361	7,361
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 1.04%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	600	600
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.87% 10/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,400	1,400
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 1.04%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 0.88% 10/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,250	1,250
Series 16 XM0219, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,335	4,335
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.87% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,625	4,625
		24,956
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.88% 10/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,000	1,000
Series Clipper 09 53, 0.88% 10/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	800	800
		1,800
TOTAL TENDER OPTION BOND
(Cost $276,756)		276,756

Other Municipal Security - 26.0%
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.73% 11/7/16, CP	800	800
0.74% 11/7/16, CP	800	800
		1,600
California - 2.7%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.95%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)	5,900	5,900
Series 2010 B, 0.95%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)	2,560	2,560
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	3,100	3,153
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.48% 10/13/16 (Liquidity Facility Royal Bank of Canada), CP	1,800	1,800
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	12,800	13,019
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	7,200	7,324
		33,756
Colorado - 0.8%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 1.09%, tender 4/28/17 (a)	4,800	4,800
Series 2015 C, 1.09%, tender 4/28/17 (a)	5,200	5,200
		10,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds Series 2016 A, 3% 3/15/17	900	910
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	1,600	1,617
South Windsor Gen. Oblig. BAN 2% 2/16/17	5,085	5,110
		7,637
District Of Columbia - 0.5%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.53% 11/14/16, LOC JPMorgan Chase Bank, CP	2,300	2,300
0.72% 10/4/16, LOC JPMorgan Chase Bank, CP	1,300	1,300
0.73% 10/6/16, LOC JPMorgan Chase Bank, CP	1,800	1,800
0.78% 12/7/16, LOC JPMorgan Chase Bank, CP	900	900
		6,300
Florida - 2.8%
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.5% 10/5/16, LOC JPMorgan Chase Bank, CP	2,300	2,300
0.75% 11/3/16, LOC JPMorgan Chase Bank, CP	2,600	2,600
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.52% 10/27/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,300	2,300
Jacksonville Gen. Oblig. Series 04A, 0.78% 12/6/16, LOC Bank of America NA, CP	1,000	1,000
Miami-Dade County School District TAN Series 2016, 5% 2/23/17	3,300	3,355
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 0.55% 10/5/16, LOC Barclays Bank PLC, CP	1,800	1,800
Series B1, 0.52% 10/6/16, LOC Sumitomo Mitsui Banking Corp., CP	1,200	1,200
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 1.09%, tender 4/28/17 (a)	10,300	10,300
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 1.14%, tender 4/28/17 (a)	1,000	1,000
Series 2014 A1, 1.09%, tender 4/28/17 (a)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, 1.14%, tender 4/28/17 (a)	5,300	5,300
		34,955
Georgia - 1.0%
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 0.58% 1/9/17, LOC PNC Bank NA, CP	600	600
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 0.74% tender 10/6/16, LOC Barclays Bank PLC, CP mode	1,050	1,050
Series B, 0.74% 10/21/16, LOC PNC Bank NA, CP	2,000	2,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.95%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	3,700	3,700
Series 2010 A2, 0.96%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	5,480	5,480
		12,830
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Series B1, 0.75% 11/3/16, LOC Sumitomo Mitsui Banking Corp., CP	2,000	2,000
Idaho - 0.6%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17	5,700	5,754
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.7%, tender 12/1/16 (a)	1,400	1,400
		7,154
Illinois - 0.8%
Illinois Fin. Auth. Ed. Rev. Series LOY, 0.5% 10/4/16, LOC PNC Bank NA, CP	1,100	1,100
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 1.14%, tender 4/28/17 (a)	600	600
Series 12H, 0.75% tender 12/2/16, CP mode	1,800	1,800
Series 12I:
0.5% tender 10/5/16, CP mode	2,300	2,300
0.75% tender 11/3/16, CP mode	1,200	1,200
0.8% tender 1/6/17, CP mode	1,200	1,200
0.85% tender 11/16/16, CP mode	700	700
Series 2016 D, 4% 2/15/17	1,000	1,012
		9,912
Indiana - 0.4%
Indiana Fin. Auth. Rev. Bonds Series D2, 0.74% tender 11/9/16, CP mode	3,400	3,400
Indianapolis Gas Util. Sys. Rev. Series 2016:
0.76% 11/9/16, LOC JPMorgan Chase Bank, CP	1,100	1,100
0.82% 10/12/16, LOC JPMorgan Chase Bank, CP	1,200	1,200
		5,700
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.8% tender 10/5/16, CP mode	500	500
Maryland - 0.6%
Baltimore County Gen. Oblig.:
Series 2016, 0.75% 12/2/16 (Liquidity Facility Mizuho Bank Ltd.), CP	2,800	2,800
0.5% 10/3/16 (Liquidity Facility Mizuho Bank Ltd.), CP	3,700	3,700
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.7%, tender 12/1/16 (a)	1,500	1,500
		8,000
Massachusetts - 0.9%
Massachusetts Gen. Oblig. RAN Series 2016 C 2% 6/26/17	6,000	6,058
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2016, 0.74% 11/1/16, CP	600	600
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 93A, 1.08% tender 11/10/16, CP mode	1,700	1,700
Series 92:
1.03% tender 11/8/16, CP mode	100	100
1.05% tender 11/9/16, CP mode	600	600
Series 93B, 0.95% tender 10/12/16, CP mode	800	800
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.74% 11/2/16, LOC Citibank NA, CP	1,500	1,500
		11,358
Michigan - 2.6%
Michigan Bldg. Auth. Rev. Series 7, 0.94% 12/8/16, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,400	1,400
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.7%, tender 12/1/16 (a)	1,900	1,900
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
1.11%, tender 4/28/17 (a)	12,000	12,000
1.11%, tender 4/28/17 (a)	6,590	6,590
1.11%, tender 4/28/17 (a)	6,720	6,719
Univ. of Michigan Rev.:
Series K1:
0.74% 11/7/16, CP	1,600	1,600
0.74% 11/16/16, CP	1,200	1,200
Series K2, 0.9% 6/26/17, CP	1,200	1,200
		32,609
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig. Series 07C, 0.74% 11/3/16, CP	1,200	1,200
Missouri - 0.6%
Curators of the Univ. of Missouri Series A:
0.45% 10/3/16, CP	900	900
0.67% 10/5/16, CP	1,100	1,100
0.78% 12/5/16, CP	1,600	1,600
0.86% 11/18/16, CP	1,700	1,700
0.86% 12/1/16, CP	900	900
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	1,300	1,310
		7,510
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series A:
0.7% 10/4/16, CP	1,100	1,100
0.76% 11/1/16, CP	1,100	1,100
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.59% 11/16/16, CP	700	700
0.7% 10/4/16, CP	700	700
		3,600
Nevada - 0.2%
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 06A:
0.79% 12/14/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
0.8% 12/8/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	900	900
Series 06B, 0.76% 11/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
		2,900
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 90B, 1.08% tender 10/25/16, CP mode	1,000	1,000
New Jersey - 1.7%
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	800	805
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	3,000	3,024
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	1,700	1,712
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	3,700	3,711
Middlesex County Gen. Oblig. BAN 2% 6/15/17	1,800	1,816
North Brunswick Township Gen. Oblig. BAN Series A, 2% 7/27/17	1,600	1,617
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	4,400	4,443
Woodbridge Township Gen. Oblig. BAN Series 2016:
2% 8/18/17	1,900	1,922
3% 8/18/17	2,200	2,245
		21,295
New York - 0.9%
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	1,800	1,813
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17 (e)	500	504
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	500	503
Islip Union Free School District TAN Series 2016, 2% 6/23/17 (e)	1,000	1,007
Lockport City School District BAN Series 2016, 2% 8/4/17	900	910
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1:
0.73% 10/6/16, CP	800	800
0.73% 10/6/16, CP	900	900
New York Pwr. Auth. Series 2, 0.5% 10/6/16, CP	1,977	1,977
Rochester Gen. Oblig. BAN:
Series 2016 II, 2% 8/4/17	1,500	1,517
Series 2016 III, 1.25% 3/1/17	700	702
Tonawanda Town BAN Series 2016, 2% 8/31/17	700	705
		11,338
New York And New Jersey - 0.0%
Port Auth. of New York & New Jersey Series B, 0.84% 12/13/16, CP	500	500
North Carolina - 0.2%
Mecklenburg County Gen. Oblig. Bonds Series 2009 D, 1.09%, tender 10/12/16 (a)	2,000	2,000
Ohio - 1.0%
Franklin County Rev. Bonds Series 2013 OH, 0.7%, tender 12/1/16 (a)	2,100	2,100
Lucas County Gen. Oblig. BAN Series 2016, 2% 7/12/17	700	707
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 08B5:
0.53% tender 10/26/16, CP mode	2,300	2,300
0.9% tender 1/4/17, CP mode	2,050	2,050
Series 08B6:
0.8% tender 12/6/16, CP mode	1,400	1,400
0.82% tender 12/14/16, CP mode	1,800	1,800
Series 2016:
0.5% tender 10/18/16, CP mode	700	700
0.5% tender 10/18/16, CP mode	1,100	1,100
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.49% tender 10/6/16, CP mode	500	500
		12,657
Oklahoma - 0.4%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.75% 11/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,500	2,500
0.88% 11/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,000	1,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 1.19%, tender 4/28/17 (a)	1,750	1,750
		5,250
Pennsylvania - 0.1%
Philadelphia Gas Works Rev. Series 2, 0.98% 10/31/16, LOC PNC Bank NA, CP	900	900
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 05B, 0.74% tender 11/1/16, CP mode	600	600
		1,500
Tennessee - 0.3%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 1.11%, tender 4/28/17 (a)	3,800	3,800
Texas - 4.3%
Austin Elec. Util. Sys. Rev. Series A, 0.48% 10/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,300	1,300
Brownsville Util. Sys. Rev. Series A, 0.6% 10/28/16, LOC Bank of Montreal Chicago, CP	300	300
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 1.04%, tender 4/28/17 (a)	2,900	2,900
Series 16B1, 0.48% tender 10/5/16, CP mode	2,200	2,200
Series 16B2, 0.57% tender 12/5/16, CP mode	2,100	2,100
Series 16B3, 0.74% tender 11/3/16, CP mode	1,800	1,800
Harris County Metropolitan Trans. Auth.:
Series A1:
0.5% 10/6/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,400	1,400
0.52% 10/18/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,600	1,600
0.75% 11/4/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
Series A3, 0.52% 10/18/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,500	4,500
Houston Gen. Oblig. TRAN Series 2016, 2% 6/30/17	3,200	3,232
Lower Colorado River Auth. Rev. Series A:
0.47% 10/6/16, LOC JPMorgan Chase Bank, CP	1,600	1,600
0.49% 11/4/16, LOC JPMorgan Chase Bank, CP	1,200	1,200
0.57% 12/5/16, LOC JPMorgan Chase Bank, CP	1,300	1,300
0.92% 10/5/16, LOC JPMorgan Chase Bank, CP	1,273	1,273
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 1.14%, tender 4/28/17 (a)	8,400	8,400
Series 2013 B, 1.14%, tender 4/28/17 (a)	2,400	2,400
Texas A&M Univ. Rev. Series B, 0.52% 11/3/16, CP	1,200	1,200
Texas Muni. Pwr. Agcy. Rev. Series 05, 0.55% 10/3/16, LOC Barclays Bank PLC, CP	4,200	4,200
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.46% 10/3/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	700	700
0.46% 10/5/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	954	954
0.46% 10/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	800	800
0.52% 10/4/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	800	800
0.58% 11/9/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.8% 12/2/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.52% 11/15/16, CP	1,600	1,600
Upper Trinity Reg'l. Wtr. District Series 2016, 0.74% 11/3/16, LOC Bank of America NA, CP	1,300	1,300
		54,559
Vermont - 0.3%
Vermont Econ. Dev. Auth. Rev. Series B, 0.78% 11/22/16, LOC JPMorgan Chase Bank, CP	3,500	3,500
Virginia - 0.1%
Virginia Commonwealth Trans. Board Rev. Bonds (Northern Virginia Trans. District Prog.) Series 2012 A, 5% 5/15/17	1,005	1,032
Washington - 0.1%
Univ. of Washington Univ. Revs. Series 8, 0.54% 12/1/16, CP	1,100	1,100
Wisconsin - 0.7%
Wisconsin Gen. Oblig.:
Series 06A, 0.5% 10/4/16 (Liquidity Facility BMO Harris Bank NA), CP	1,700	1,700
Series 13A, 0.74% 11/4/16 (Liquidity Facility BMO Harris Bank NA), CP	1,300	1,300
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 1.11%, tender 4/28/17 (a)	3,340	3,340
Wisconsin Trans. Rev.:
Series 13A:
0.46% 10/6/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,300	1,300
0.51% 10/11/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	600	600
Series 97A, 0.75% 11/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	799	799
		9,039
TOTAL OTHER MUNICIPAL SECURITY
(Cost $328,091)		328,091
	Shares (000s)	Value (000s)

Investment Company - 20.4%
Fidelity Tax-Free Cash Central Fund, 0.79% (f)(g)
(Cost $257,975)	257,975	257,975
TOTAL INVESTMENT PORTFOLIO - 98.8%
(Cost $1,247,517)		1,247,517
NET OTHER ASSETS (LIABILITIES) - 1.2%		15,185
NET ASSETS - 100%		$1,262,702

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,455,000 or 0.8% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,825,000 or 2.3% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Central Florida Expressway Bonds Series RBC E 62, 1.04%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada)	8/1/16	$2,695
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.04%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$5,400
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.04%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.04%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$5,100
Riverton Hosp. Rev. Bonds Series WF 11 35C, 1.04%, tender 11/3/16 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 1.04%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 1.04%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$3,200
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.04%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$2,400
Washington Gen. Oblig. Bonds Series WF 11-16C, 1.04%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$430
Total	$430

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $989,542)	$989,542
Fidelity Central Funds (cost $257,975)	257,975
Total Investments (cost $1,247,517)		$1,247,517
Cash		61
Receivable for investments sold		22,678
Receivable for fund shares sold		4,093
Interest receivable		1,432
Distributions receivable from Fidelity Central Funds		104
Prepaid expenses		3
Receivable from investment adviser for expense reductions		38
Other receivables		53
Total assets		1,275,979
Liabilities
Payable for investments purchased
Regular delivery	$4,290
Delayed delivery	1,511
Payable for fund shares redeemed	7,106
Distributions payable	89
Accrued management fee	134
Distribution and service plan fees payable	3
Other affiliated payables	70
Other payables and accrued expenses	74
Total liabilities		13,277
Net Assets		$1,262,702
Net Assets consist of:
Paid in capital		$1,263,754
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		(1,050)
Net Assets		$1,262,702
Class I:
Net Asset Value, offering price and redemption price per share ($1,255,978 ÷ 1,254,787 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($381 ÷ 380 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($6,205 ÷ 6,200 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($138 ÷ 138 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2016 (Unaudited)
Investment Income
Interest		$2,738
Income from Fidelity Central Funds		430
Total income		3,168
Expenses
Management fee	$917
Transfer agent fees	393
Distribution and service plan fees	83
Accounting fees and expenses	71
Custodian fees and expenses	6
Independent trustees' fees and expenses	3
Registration fees	55
Audit	22
Legal	2
Miscellaneous	3
Total expenses before reductions	1,555
Expense reductions	(309)	1,246
Net investment income (loss)		1,922
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10)
Total net realized gain (loss)		(10)
Net increase in net assets resulting from operations		$1,912

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2016 (Unaudited)	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,922	$287
Net realized gain (loss)	(10)	459
Net increase in net assets resulting from operations	1,912	746
Distributions to shareholders from net investment income	(1,924)	(287)
Distributions to shareholders from net realized gain	(1,040)	(1,814)
Total distributions	(2,964)	(2,101)
Share transactions - net increase (decrease)	(385,091)	(817,108)
Total increase (decrease) in net assets	(386,143)	(818,463)
Net Assets
Beginning of period	1,648,845	2,467,308
End of period	$1,262,702	$1,648,845
Other Information
Distributions in excess of net investment income end of period	$(2)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A	–A
Distributions from net realized gain	(.001)	(.001)	–A	–A	–	–
Total distributions	(.002)B	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.23%	.08%	.03%	.02%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.22%G	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%G	.05%	.06%	.11%	.18%	.16%
Expenses net of all reductions	.18%G	.05%	.06%	.10%	.17%	.15%
Net investment income (loss)	.30%G	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,256	$1,429	$2,166	$2,055	$2,342	$3,160

 A Amount represents less than $.0005 per share.

 B Total distributions of $.002 per share is comprised of distributions from net investment income of $.0016 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)	.001B	.001	–A	–A	–A	–A
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Distributions from net realized gain	(.001)	(.001)	–A	–A	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.15%	.08%	.03%	.02%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%G	.06%	.06%	.11%	.17%	.15%
Expenses net of all reductions	.33%G	.05%	.06%	.10%	.17%	.15%
Net investment income (loss)	.15%G	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–	$1	$12	$12	$12	$15

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	–	–	–	–	–	–
Net realized and unrealized gain (loss)	.001B	.001	–A	–A	–A	–A
Total from investment operations	.001	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	(.001)	(.001)	–A	–A	–	–
Total distributions	(.001)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.11%	.08%	.03%	.02%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.39%G	.06%	.06%	.11%	.17%	.16%
Expenses net of all reductions	.39%G	.06%	.06%	.10%	.17%	.16%
Net investment income (loss)	.09%G	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$6	$215	$285	$275	$323	$240

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A	–A
Net realized and unrealized gain (loss)	.001B	.001	–A	–A	–A	–A
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A	–A
Distributions from net realized gain	(.001)	(.001)	–A	–A	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.20%	.08%	.03%	.02%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%G	.06%	.06%	.11%	.18%	.17%
Expenses net of all reductions	.23%G	.06%	.06%	.11%	.18%	.17%
Net investment income (loss)	.25%G	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–	$4	$4	$7	$8	$15

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio, Money Market Portfolio and Prime Reserves Portfolio also offer Institutional Class shares. All classes have equal rights as to assets and voting privileges. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders. Effective January 1, 2016, shares of the Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

Money Market Portfolio offered Class F shares during the period June 26, 2009 through May 20, 2016 and all outstanding shares were redeemed by May 20, 2016. All current fiscal period dollar and share amounts for Money Market Portfolio Class F presented in the Notes to Financial Statements are for the period April 1, 2016 to May 20, 2016.

In accordance with amendments to Rule 2a-7 of the 1940 Act, Prime Money Market Portfolio and Prime Reserves Portfolio have each been designated an institutional money market fund, and effective October 3, 2016 the value of their shares are calculated to four decimal places that fluctuates based upon changes in the value of their investments.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury Only Portfolio	$13,635,979	$–	$–	$–
Treasury Portfolio	22,892,747	–	–	–
Government Portfolio	94,186,814	–	–	–
Money Market Portfolio	16,795,353	–	–	–
Prime Money Market Portfolio	14,030,383	–	–	–
Prime Reserve Portfolio	458,514	–	–	–
Tax-Exempt Portfolio	1,247,517	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration 2019
Government Portfolio	$(804)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$205	$11
Class III	1,000	263
Class IV	303	6
Select Class	45	20
	$1,553	$300
Treasury Portfolio:
Class II	$250	$19
Class III	3,227	762
Class IV	1,990	–
Select Class	72	5
	$5,539	$786
Government Portfolio:
Class II	$573	$256
Class III	2,747	906
Select Class	91	4
	$3,411	$1,166
Money Market Portfolio:
Class II	$43	$5
Class III	893	2
Select Class	24	19
	$960	$26
Prime Money Market Portfolio:
Class II	$232	$81
Class III	962	87
Class IV	262	–
Select Class	279	5
	$1,735	$173
Prime Reserves Portfolio:
Class II	$–(a)	$–(a)
Class III	1	1
Select Class	–(a)	–(a)
	$1	$1
Tax-Exempt Portfolio:
Class II	$–(a)	$–(a)
Class III	83	4
Select Class	–(a)	–(a)
	$83	$4

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$2,727
Class II	82
Class III	240
Class IV	36
Select Class	54
Institutional Class	425
$3,564
Treasury Portfolio
Class I	$3,226
Class II	100
Class III	774
Class IV	239
Select Class	87
Institutional Class	567
$4,993
Government Portfolio
Class I	$7,753
Class II	229
Class III	659
Select Class	109
Institutional Class	4,517
$13,267
Money Market Portfolio
Class I	$3,607
Class II	17
Class III	214
Select Class	28
Class F	–
Institutional Class	2,165
$6,031
Prime Money Market Portfolio
Class I	$2,677
Class II	93
Class III	231
Class IV	31
Select Class	335
Institutional Class	6,959
$10,326
Prime Reserves Portfolio
Class I	$8
Class II	–(a)
Class III	–(a)
Select Class	–(a)
Institutional Class	25
$33
Tax-Exempt Portfolio
Class I	$373
Class II	–(a)
Class III	20
Select Class	–(a)
$393

 (a) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	$12,315.59%
Prime Reserves Portfolio	Lender	8,612.59%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Government Portfolio	$1
Prime Money Market Portfolio	18

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$1,480
Class II	.33%	44
Class III	.43%	129
Class IV	.68%	29
Select Class	.23%	30
Institutional Class	.14%	596
Treasury Portfolio
Class I	.18%	$1,608
Class II	.33%	54
Class III	.43%	380
Class IV	.68%	117
Select Class	.23%	43
Institutional Class	.14%	756
Government Portfolio
Class I	.18%	$3,395
Class II	.33%	99
Class III	.43%	283
Select Class	.23%	48
Institutional Class	.14%	5,470
Money Market Portfolio
Class I	.18%	$1,790
Class II	.33%	8
Class III	.43%	106
Select Class	.23%	14
Class F	.14%	20
Institutional Class	.14%	2,885
Prime Money Market Portfolio
Class I	.18%	$1,174
Class II	.33%	41
Class III	.43%	95
Class IV	.68%	12
Select Class	.23%	143
Institutional Class	.14%	8,425
Prime Reserves Portfolio
Class I	.18%	$24
Class II	.33%	2
Class III	.43%	2
Select Class	.23%	2
Institutional Class	.14%	161
Tax-Exempt Portfolio
Class I	.18%	$275
Class II	.33%	–(a)
Class III	.43%	15
Select Class	.23%	–(a)

 (a) In the amount of less than five hundred dollars.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class II	$3
Class III	371
Class IV	209
Treasury Portfolio
Class III	853
Class IV	1,259
Government Portfolio
Class III	115
Prime Money Market Portfolio
Class IV	53
Prime Reserves Portfolio
Class III	–(a)
Tax-Exempt Portfolio
Class III	13

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$2
Treasury Portfolio	–
Government Portfolio	–
Money Market Portfolio	1
Prime Money Market Portfolio	1
Prime Reserves Portfolio	–
Tax-Exempt Portfolio	6

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2016	Year ended March 31, 2016
Treasury Only Portfolio
From net investment income
Class I	$7,587	$3,944
Class II	25	33
Class III	40	69
Class IV	6	33
Select Class	104	39
Institutional Class	2,950	497
Total	$10,712	$4,615
Treasury Portfolio
From net investment income
Class I	$10,482	$5,136
Class II	70	64
Class III	129	271
Class IV	40	69
Select Class	210	87
Institutional Class	4,482	1,117
Total	$15,413	$6,744
Government Portfolio
From net investment income
Class I	$32,719	$13,726
Class II	394	81
Class III	133	189
Select Class	370	117
Institutional Class	44,238	6,390
Total	$77,854	$20,503
Money Market Portfolio
From net investment income
Class I	$23,820	$39,384
Class II	74	59
Class III	407	437
Select Class	143	412
Class F	1,013	5,349
Institutional Class	32,337	77,126
Total	$57,794	$122,767
Prime Money Market Portfolio
From net investment income
Class I	$17,953	$17,794
Class II	383	178
Class III	592	324
Class IV	5	19
Select Class	1,982	1,387
Institutional Class	103,064	81,754
Total	$123,979	$101,456
From net realized gain
Class I	$1,803	$–
Class II	141	–
Class III	148	–
Select Class	20	–
Institutional Class	8,238	–
Total	$10,350	$–
Prime Reserves Portfolio(a)
From net investment income
Class I	$51	$–
Class II	1	–
Select Class	1	–
Institutional Class	346	–
Total	$399	$–
Tax-Exempt Portfolio
From net investment income
Class I	$1,914	$256
Class II	–(b)	1
Class III	9	30
Select Class	1	–
Total	$1,924	$287
From net realized gain
Class I	$980	$1,590
Class II	–(b)	6
Class III	60	215
Select Class	–(b)	3
Total	$1,040	$1,814

 (a) Distributions are for the period June 2, 2016 (commencement of operations) to September 30, 2016.

 (b) In the amount of less than five hundred dollars.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended September 30, 2016	Year ended March 31, 2016
Treasury Only Portfolio
Class I
Shares sold	8,022,415	23,930,981
Reinvestment of distributions	5,024	2,493
Shares redeemed	(9,394,420)	(23,300,949)
Net increase (decrease)	(1,366,981)	632,525
Class II
Shares sold	174,496	468,539
Reinvestment of distributions	13	16
Shares redeemed	(251,387)	(471,381)
Net increase (decrease)	(76,878)	(2,826)
Class III
Shares sold	2,488,665	3,609,622
Reinvestment of distributions	14	22
Shares redeemed	(2,319,012)	(3,413,941)
Net increase (decrease)	169,667	195,703
Class IV
Shares sold	58,913	575,857
Reinvestment of distributions	6	33
Shares redeemed	(349,263)	(351,664)
Net increase (decrease)	(290,344)	224,226
Select Class
Shares sold	574,370	1,886,187
Reinvestment of distributions	59	33
Shares redeemed	(592,503)	(1,900,313)
Net increase (decrease)	(18,074)	(14,093)
Institutional Class
Shares sold	3,685,503	2,583,114
Reinvestment of distributions	1,280	334
Shares redeemed	(2,075,724)	(778,317)
Net increase (decrease)	1,611,059	1,805,131
Treasury Portfolio
Class I
Shares sold	39,242,371	77,692,489
Reinvestment of distributions	3,335	2,220
Shares redeemed	(36,381,944)	(79,782,544)
Net increase (decrease)	2,863,762	(2,087,835)
Class II
Shares sold	1,863,425	3,132,744
Reinvestment of distributions	2	1
Shares redeemed	(2,147,525)	(2,646,421)
Net increase (decrease)	(284,098)	486,324
Class III
Shares sold	4,143,281	8,969,249
Reinvestment of distributions	21	35
Shares redeemed	(4,278,787)	(8,974,000)
Net increase (decrease)	(135,485)	(4,716)
Class IV
Shares sold	502,129	1,359,716
Reinvestment of distributions	–(a)	–
Shares redeemed	(529,129)	(1,075,523)
Net increase (decrease)	(27,000)	284,193
Select Class
Shares sold	807,580	1,469,924
Reinvestment of distributions	58	49
Shares redeemed	(763,254)	(1,407,519)
Net increase (decrease)	44,384	62,454
Institutional Class
Shares sold	14,762,699	8,440,821
Reinvestment of distributions	3,616	954
Shares redeemed	(11,863,317)	(5,906,037)
Net increase (decrease)	2,902,998	2,535,738
Government Portfolio
Class I
Shares sold	88,904,072	140,405,028
Reinvestment of distributions	9,064	5,103
Shares redeemed	(78,468,982)	(137,697,131)
Net increase (decrease)	10,444,154	2,713,000
Class II
Shares sold	2,875,457	7,709,478
Reinvestment of distributions	45	22
Shares redeemed	(2,435,369)	(7,763,586)
Net increase (decrease)	440,133	(54,086)
Class III
Shares sold	3,637,138	5,143,852
Reinvestment of distributions	39	43
Shares redeemed	(2,757,728)	(5,306,134)
Net increase (decrease)	879,449	(162,239)
Select Class
Shares sold	1,140,213	1,343,910
Reinvestment of distributions	147	74
Shares redeemed	(797,278)	(1,744,490)
Net increase (decrease)	343,082	(400,506)
Institutional Class
Shares sold	141,404,423	109,287,709
Reinvestment of distributions	31,872	4,948
Shares redeemed	(103,448,953)	(91,519,927)
Net increase (decrease)	37,987,342	17,772,730
Money Market Portfolio
Class I
Shares sold	7,509,199	98,348,331
Reinvestment of distributions	18,051	28,391
Shares redeemed	(20,856,902)	(100,118,863)
Net increase (decrease)	(13,329,652)	(1,742,141)
Class II
Shares sold	87,697	952,260
Reinvestment of distributions	61	45
Shares redeemed	(130,367)	(971,326)
Net increase (decrease)	(42,609)	(19,021)
Class III
Shares sold	1,216,005	8,694,671
Reinvestment of distributions	145	134
Shares redeemed	(2,214,374)	(9,019,943)
Net increase (decrease)	(998,224)	(325,138)
Select Class
Shares sold	218,264	888,733
Reinvestment of distributions	30	77
Shares redeemed	(431,871)	(1,071,857)
Net increase (decrease)	(213,577)	(183,047)
Class F
Shares sold	129,619	1,731,609
Reinvestment of distributions	713	5,349
Shares redeemed	(2,434,015)	(1,496,721)
Net increase (decrease)	(2,303,683)	240,237
Institutional Class
Shares sold	17,183,145	194,088,843
Reinvestment of distributions	26,817	54,657
Shares redeemed	(29,890,685)	(209,197,535)
Net increase (decrease)	(12,680,723)	(15,054,035)
Prime Money Market Portfolio
Class I
Shares sold	70,640,777	117,973,183
Reinvestment of distributions	6,769	6,449
Shares redeemed	(77,733,115)	(114,578,138)
Net increase (decrease)	(7,085,569)	3,401,494
Class II
Shares sold	3,614,058	1,906,686
Reinvestment of distributions	53	32
Shares redeemed	(3,688,345)	(2,115,257)
Net increase (decrease)	(74,234)	(208,539)
Class III
Shares sold	2,620,678	5,517,790
Reinvestment of distributions	120	62
Shares redeemed	(3,260,596)	(5,634,833)
Net increase (decrease)	(639,798)	(116,981)
Class IV
Shares sold	39,312	136,156
Reinvestment of distributions	5	19
Shares redeemed	(223,046)	(159,570)
Net increase (decrease)	(183,729)	(23,395)
Select Class
Shares sold	3,813,116	6,946,481
Reinvestment of distributions	885	587
Shares redeemed	(4,543,461)	(7,244,431)
Net increase (decrease)	(729,460)	(297,363)
Institutional Class
Shares sold	204,610,033	505,615,310
Reinvestment of distributions	59,654	48,811
Shares redeemed	(240,137,319)	(491,707,571)
Net increase (decrease)	(35,467,632)	13,956,550
Prime Reserves Portfolio(b)
Class I
Shares sold	153,878	–
Reinvestment of distributions	39	–
Shares redeemed	(49,847)	–
Net increase (decrease)	104,070	–
Class II
Shares sold	1,000	–
Reinvestment of distributions	1	–
Shares redeemed	–	–
Net increase (decrease)	1,001	–
Class III
Shares sold	1,000	–
Reinvestment of distributions	–(a)	–
Shares redeemed	–	–
Net increase (decrease)	1,000	–
Select Class
Shares sold	1,000	–
Reinvestment of distributions	1	–
Shares redeemed	–	–
Net increase (decrease)	1,001	–
Institutional Class
Shares sold	848,535	–
Reinvestment of distributions	331	–
Shares redeemed	(476,691)	–
Net increase (decrease)	372,175	–
Tax-Exempt Portfolio
Class I
Shares sold	956,654	3,853,663
Reinvestment of distributions	1,859	864
Shares redeemed	(1,130,642)	(4,589,991)
Net increase (decrease)	(172,129)	(735,464)
Class II
Shares sold	67	398
Reinvestment of distributions	1	7
Shares redeemed	(447)	(12,033)
Net increase (decrease)	(379)	(11,628)
Class III
Shares sold	109,285	2,845,086
Reinvestment of distributions	29	74
Shares redeemed	(318,199)	(2,914,558)
Net increase (decrease)	(208,885)	(69,398)
Select Class
Shares sold	2,064	30,765
Reinvestment of distributions	–(a)	1
Shares redeemed	(5,762)	(31,384)
Net increase (decrease)	(3,698)	(618)

 (a) In the amount of less than five hundred shares.

 (b) Share transactions are for the period June 2, 2016 (commencement of operations) to September 30, 2016.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016), except for Prime Reserves Portfolio. For Prime Reserves Portfolio, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 2, 2016 to September 30, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2016	Expenses Paid During Period
Treasury Only Portfolio
Class I	.18%
Actual		$1,000.00	$1,000.80	$.90-B
Hypothetical-C		$1,000.00	$1,024.17	$.91-B
Class II	.33%
Actual		$1,000.00	$1,000.10	$1.65-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-B
Class III	.34%
Actual		$1,000.00	$1,000.10	$1.70-B
Hypothetical-C		$1,000.00	$1,023.36	$1.72-B
Class IV	.32%
Actual		$1,000.00	$1,000.10	$1.60-B
Hypothetical-C		$1,000.00	$1,023.46	$1.62-B
Select Class	.23%
Actual		$1,000.00	$1,000.60	$1.15-B
Hypothetical-C		$1,000.00	$1,023.92	$1.17-B
Institutional Class	.14%
Actual		$1,000.00	$1,001.00	$.70-B
Hypothetical-C		$1,000.00	$1,024.37	$.71-B
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.00	$.90-B
Hypothetical-C		$1,000.00	$1,024.17	$.91-B
Class II	.33%
Actual		$1,000.00	$1,000.20	$1.65-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-B
Class III	.36%
Actual		$1,000.00	$1,000.10	$1.81-B
Hypothetical-C		$1,000.00	$1,023.26	$1.83-B
Class IV	.36%
Actual		$1,000.00	$1,000.10	$1.81-B
Hypothetical-C		$1,000.00	$1,023.26	$1.83-B
Select Class	.23%
Actual		$1,000.00	$1,000.70	$1.15-B
Hypothetical-C		$1,000.00	$1,023.92	$1.17-B
Institutional Class	.14%
Actual		$1,000.00	$1,001.20	$.70-B
Hypothetical-C		$1,000.00	$1,024.37	$.71-B
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.30	$.90-B
Hypothetical-C		$1,000.00	$1,024.17	$.91-B
Class II	.33%
Actual		$1,000.00	$1,000.50	$1.65-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-B
Class III	.42%
Actual		$1,000.00	$1,000.10	$2.11-B
Hypothetical-C		$1,000.00	$1,022.96	$2.13-B
Select Class	.23%
Actual		$1,000.00	$1,001.00	$1.15-B
Hypothetical-C		$1,000.00	$1,023.92	$1.17-B
Institutional Class	.14%
Actual		$1,000.00	$1,001.50	$.70-B
Hypothetical-C		$1,000.00	$1,024.37	$.71-B
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,002.10	$.90-B
Hypothetical-C		$1,000.00	$1,024.17	$.91-B
Class II	.33%
Actual		$1,000.00	$1,001.40	$1.66-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-B
Class III	.43%
Actual		$1,000.00	$1,000.90	$2.16-B
Hypothetical-C		$1,000.00	$1,022.91	$2.18-B
Select Class	.23%
Actual		$1,000.00	$1,001.90	$1.15-B
Hypothetical-C		$1,000.00	$1,023.92	$1.17-B
Institutional Class	.14%
Actual		$1,000.00	$1,002.30	$.70-B
Hypothetical-C		$1,000.00	$1,024.37	$.71-B
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,002.20	$.90-B
Hypothetical-C		$1,000.00	$1,024.17	$.91-B
Class II	.33%
Actual		$1,000.00	$1,001.60	$1.66-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-B
Class III	.43%
Actual		$1,000.00	$1,000.90	$2.16-B
Hypothetical-C		$1,000.00	$1,022.91	$2.18-B
Class IV	.58%
Actual		$1,000.00	$1,000.10	$2.91-B
Hypothetical-C		$1,000.00	$1,022.16	$2.94-B
Select Class	.23%
Actual		$1,000.00	$1,001.80	$1.15-B
Hypothetical-C		$1,000.00	$1,023.92	$1.17-B
Institutional Class	.14%
Actual		$1,000.00	$1,002.40	$.70-B
Hypothetical-C		$1,000.00	$1,024.37	$.71-B
Prime Reserves Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.20	$.60-D
Hypothetical-C		$1,000.00	$1,024.17	$.91-B
Class II	.33%
Actual		$1,000.00	$1,000.70	$1.09-D
Hypothetical-C		$1,000.00	$1,023.41	$1.67-B
Class III	.43%
Actual		$1,000.00	$1,000.30	$1.43-D
Hypothetical-C		$1,000.00	$1,022.91	$2.18-B
Select Class	.23%
Actual		$1,000.00	$1,001.00	$.76-D
Hypothetical-C		$1,000.00	$1,023.92	$1.17-B
Institutional Class	.14%
Actual		$1,000.00	$1,001.30	$.46-D
Hypothetical-C		$1,000.00	$1,024.37	$.71-B
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,002.30	$.90-B
Hypothetical-C		$1,000.00	$1,024.17	$.91-B
Class II	.33%
Actual		$1,000.00	$1,001.50	$1.66-B
Hypothetical-C		$1,000.00	$1,023.41	$1.67-B
Class III	.39%
Actual		$1,000.00	$1,001.10	$1.96-B
Hypothetical-C		$1,000.00	$1,023.11	$1.98-B
Select Class	.23%
Actual		$1,000.00	$1,002.00	$1.15-B
Hypothetical-C		$1,000.00	$1,023.92	$1.17-B

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

 D Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 121/365 (to reflect the period June 2, 2016 to September 30, 2016).

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Prime Money Market Portfolio / Tax-Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Tax-Exempt Portfolio

Treasury Portfolio

Treasury Only Portfolio

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of Tax-Exempt Portfolio ranked below the competitive median for 2015.

The Board noted that the total expense ratio of each of Class I, Class II, Class III, and Select Class of Treasury Only Portfolio ranked below the competitive median for 2015 and the total expense ratio of Institutional Class and Class IV ranked equal to the competitive median for 2015.

The Board noted that the total expense ratio of each class of each of Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, and Treasury Portfolio ranked above the competitive median for 2015.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that, for certain classes, Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield. The total expenses of the classes noted above ranked above the median for 2015 because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be (Class I, Class II, Institutional Class, and Select Class) and due to the class's 12b-1 fee (Class III and Class IV). When fee waivers (and, for Class III and Class IV, 12b-1 fees) are excluded, each class of each fund ranked below the median.

The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through May 31, 2017.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Prime Reserves Portfolio

On March 10, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds, including an existing fund with the same investment objective as the fund and the same portfolio management team that will provide services to the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio each class of the fund, except Class III, is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, excluding the effect of fee waivers. The Board noted that the projected total expense ratio of Class III is slightly above median, primarily as a result of a higher 12b-1 fee as compared to other funds/classes in the Institutional peer group.

The Board also noted that FMR had contractually agreed to reimburse each class of the fund through May 31, 2018 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets of each class exceed a certain limit.

The Board considered the total expense ratio of the fund after the effect of the contractual expense cap arrangements.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

IMM-SANN-1116
1.537280.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 5, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 5, 2016